Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	ATE
Entity Registrant Name	ADVANTEST CORP
Entity Central Index Key	0001158838
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	173,271,380

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets
Cash and cash equivalents	¥ 58,218	¥ 75,323
Short-term investments		12,651
Trade receivables, net	24,119	22,707
Inventories	29,836	23,493
Other current assets	6,522	2,995
Total current assets	118,695	137,169
Investment securities	5,929	7,432
Property, plant and equipment, net	34,206	31,878
Intangible assets, net	15,794	874
Goodwill	36,496	645
Other assets	8,106	2,314
Total assets	219,226	180,312
Liabilities and Stockholders' Equity
Trade accounts payable	15,659	11,729
Short term debt	25,000
Accrued expenses	12,068	7,329
Accrued warranty expenses	2,129	1,754
Customer prepayments	2,228	1,740
Other current liabilities	3,288	1,955
Total current liabilities	60,372	24,507
Accrued pension and severance costs	23,444	14,069
Other liabilities	3,858	3,604
Total liabilities	87,674	42,180
Commitments and contingent liabilities
Stockholders' equity:
Common stock, Authorized 440,000,000 shares; issued 199,566,770 shares	32,363	32,363
Capital surplus	42,280	40,628
Retained earnings	179,081	183,009
Accumulated other comprehensive income (loss)	(22,574)	(18,270)
Treasury stock, 26,294,819 shares in 2011 and 26,295,390 shares in 2012, at cost	(99,598)	(99,598)
Total stockholders' equity	131,552	138,132
Total liabilities and stockholders' equity	¥ 219,226	¥ 180,312

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, shares authorized	440,000,000	440,000,000
Common stock, shares issued	199,566,770	199,566,770
Treasury stock, shares	26,295,390	26,294,819

Consolidated Statements Of Operations (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales	¥ 141,048	¥ 99,634	¥ 53,225
Cost of sales	72,300	51,164	27,297
Gross profit	68,748	48,470	25,928
Research and development expenses	30,303	21,197	17,896
Selling, general and administrative expenses	37,608	21,162	19,671
Operating income (loss)	837	6,111	(11,639)
Other income (expense):
Interest and dividend income	323	326	579
Interest expense	(153)	(3)	(4)
Impairment losses on investment securities	(2,254)	(512)	(316)
Other, net	(2,195)	(371)	1,454
Total other income (expense)	(4,279)	(560)	1,713
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	(3,442)	5,551	(9,926)
Income taxes (benefit)	(1,240)	2,352	1,457
Equity in earnings (loss) of affiliated company	7	(36)	(71)
Net income (loss)	¥ (2,195)	¥ 3,163	¥ (11,454)
Net income (loss) per share:
Basic	¥ (12.67)	¥ 18.03	¥ (64.09)
Diluted	¥ (12.67)	¥ 18.03	¥ (64.09)

Consolidated Statements Of Comprehensive Income (Loss) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Comprehensive income (loss)
Net income (loss)	¥ (2,195)	¥ 3,163	¥ (11,454)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1,422	(3,231)	(2,614)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) arising during the year	(216)	(311)	742
Less reclassification adjustments for net gains (losses) realized in earnings	818	252	34
Net unrealized gains (losses)	602	(59)	776
Pension related adjustment	(6,328)	(121)	1,566
Total other comprehensive income (loss)	(4,304)	(3,411)	(272)
Total comprehensive income (loss)	¥ (6,499)	¥ (248)	¥ (11,726)

Consolidated Statements Of Stockholders' Equity (JPY ¥) In Millions, unless otherwise specified	Total	Total Shares Of Common Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Shares Of Treasury Stock [Member]
Balance at beginning of year at Mar. 31, 2009	¥ 163,616	¥ 32,363	¥ 40,320	¥ 194,848	¥ (14,587)	¥ (89,328)
Changes in the year
Net income (loss)	(11,454)			(11,454)
Other comprehensive income (loss), net of tax	(272)				(272)
Cash dividends	(1,787)			(1,787)
Stock option	143		143
Purchases of treasury stock	(4)					(4)
Sale of treasury stock	0			(1)		1
Total changes in the year	(13,374)			(13,242)		(3)
Balance at end of year at Mar. 31, 2010	150,242	32,363	40,463	181,606	(14,859)	(89,331)
Changes in the year
Net income (loss)	3,163			3,163
Other comprehensive income (loss), net of tax	(3,411)				(3,411)
Cash dividends	(1,760)			(1,760)
Stock option	165		165
Purchases of treasury stock	(10,267)					(10,267)
Sale of treasury stock	0			0		0
Total changes in the year	(12,110)			1,403		(10,267)
Balance at end of year at Mar. 31, 2011	138,132	32,363	40,628	183,009	(18,270)	(99,598)
Changes in the year
Net income (loss)	(2,195)			(2,195)
Other comprehensive income (loss), net of tax	(4,304)				(4,304)
Cash dividends	(1,733)			(1,733)
Stock option	1,652		1,652
Purchases of treasury stock	(1)					(1)
Sale of treasury stock	1			0		1
Total changes in the year	(6,580)			(3,928)		0
Balance at end of year at Mar. 31, 2012	¥ 131,552	¥ 32,363	¥ 42,280	¥ 179,081	¥ (22,574)	¥ (99,598)

Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income (loss)	¥ (2,195)	¥ 3,163	¥ (11,454)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	6,838	4,209	4,314
Deferred income taxes	(3,663)	425	(148)
Stock option compensation expense	583	165	143
Impairment losses on investment securities	2,254	512	316
Changes in assets and liabilities, net of effect of acquisition:
Trade receivables	616	(7,645)	(5,457)
Inventories	4,613	(7,285)	(6,942)
Trade accounts payable	902	1,146	6,525
Accrued expenses	39	2,540	(1,126)
Accrued warranty expenses	164	(1,040)	(8)
Customer prepayments	(1,815)	1,276	24
Accrued pension and severance costs	975	225	1,386
Other	2,991	1,616	(5,319)
Net cash provided by (used in) operating activities	12,302	(693)	(17,746)
Cash flows from investing activities:
(Increase) decrease in short-term investments	14,387	(2,446)	13,881
Proceeds from sale of available-for-sales securities	10,717	6	2
Acquisition of subsidiary, net of cash acquired	(57,145)
Decrease of other investment in equity method investee	620
Proceeds from sale of property, plant and equipment	89	12	287
Purchases of property, plant and equipment	(5,931)	(3,138)	(2,798)
Purchases of intangible assets	(329)	(323)	(215)
Other	(78)	61	(333)
Net cash provided by (used in) investing activities	(37,670)	(5,828)	10,824
Cash flows from financing activities:
Increase (decrease) in short term debt	25,466
Redemption of senior convertible notes of acquired subsidiary	(13,835)
Purchases of treasury stock	(1)	(10,268)	(4)
Dividends paid	(1,729)	(1,760)	(1,796)
Other	(14)	0	(3)
Net cash provided by (used in) financing activities	9,887	(12,028)	(1,803)
Net effect of exchange rate changes on cash and cash equivalents	(1,624)	(2,567)	(291)
Net change in cash and cash equivalents	(17,105)	(21,116)	(9,016)
Cash and cash equivalents at beginning of year	75,323	96,439	105,455
Cash and cash equivalents at end of year	58,218	75,323	96,439
Supplemental data:
Income taxes	3,267	1,412	1,083
Interest	¥ 153	¥ 4	¥ 10

Description of Business and Summary of Significant Accounting Policies and Practices	12 Months Ended
Mar. 31, 2012
Description of Business and Summary of Significant Accounting Policies and Practices

(1) Description of Business and Summary of Significant Accounting Policies and Practices

(a) Description of Business

The Company and its consolidated subsidiaries (collectively, “Advantest”) manufacture and sell semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products.

Description of the business by segment is as follows:

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC (“System-on-a-Chip”) semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

(b) Principles of Consolidation

Advantest’s consolidated financial statements include financial statements of the Company and its subsidiaries, all of which are wholly-owned. Investment in an affiliated company over which Advantest has the ability to exercise significant influence, but does not hold a controlling financial interest, is accounted for by the equity method. All significant intercompany balances and transactions have been eliminated in consolidation.

(c) Cash Equivalents

Cash equivalents consist of deposits and certificates of deposit with an original maturity of three months or less from the date of purchase. Advantest considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

(d) Short-term investments

Short-term investments consist of time deposit with fixed maturities greater than three months and Japanese money trusts with fixed maturities of three months, which are carried at cost, based on the characteristics of its fixed maturities, fixed interest rates, restriction of early redemption and non negotiability. The Japanese money trusts amounted to ¥12,000 million at March 31, 2011. There is no balance for the Japanese money trusts at March 31, 2012.

(e) Allowance for Doubtful Accounts

Advantest recognizes an allowance for doubtful accounts to ensure that trade receivables are not overstated due to uncollectability, which represents Advantest’s best estimate of the amount of probable credit losses in Advantest’s existing trade receivables. An allowance for doubtful accounts is provided at an amount calculated based on historical write off experience and a specific allowance for estimated amounts considered to be uncollectable after reviewing individual factors such as the customer’s current financial position, significant changes in the semiconductor industry, other information that is publicly available and the customer’s credit worthiness.

(f) Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the average cost method.

(g) Investment Securities

Investment securities consist of debt securities, marketable and non-marketable equity securities. Fair value is determined based on quoted market prices, projected discounted cash flow or other valuation techniques as appropriate.

Debt and Marketable Equity Securities

Advantest classifies its debt and marketable equity securities as available-for-sale.

Available-for-sale securities are recorded at fair value. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a component of accumulated other comprehensive income (loss) until realized. A decline in the fair value of any available-for-sale security below cost that is deemed to be other than temporary results in an impairment loss. The impairment loss is charged to earnings and a new cost basis for the security is established. Dividend and interest income are recognized when earned.

On a periodic basis, Advantest evaluates the available-for-sale securities for possible impairment. Factors considered in assessing whether an indication of other than temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at the date of evaluation compared to the acquisition date, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors. Advantest generally has the intention and ability to retain available-for-sale securities which it determines that their impairment is not other than temporary for a period of time sufficient to allow for any anticipated recovery in market value. The impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income (loss) into earnings is determined by the average cost method.

Non-marketable Equity Securities

Non-marketable equity securities are carried at cost. On a periodic basis, Advantest evaluates these investments for possible impairment. Non-marketable equity securities that have impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, is other than temporary. If the impairment is other than temporary, Advantest recognizes an impairment loss to reduce the carrying amount to the fair value and a new cost basis for the security is established.

(h) Derivative Financial Instruments

All derivative instruments in the consolidated balance sheets are stated at fair value. The accounting for changes in the fair value (that are, gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, if so, the purpose for holding the instrument. If certain conditions are met, entities may elect to designate a derivative instrument as a hedge of exposures to changes in fair values, cash flows, or foreign currencies.

If the hedged exposure is a fair value exposure, the gain or loss on the derivative instrument is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. If the hedged exposure is a cash flow exposure, the effective portion of the gain or loss on the derivative instrument is reported initially as a component of other comprehensive income (loss) and subsequently reclassified into earnings when the forecasted transaction affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of the gain or loss are reported in earnings immediately. If the derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the period of change.

(i) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

On April 1, 2011, the Company and its domestic subsidiaries elected to change the method of depreciating fixed assets from the fixed-percentage-on-declining base application to the straight line method.

The Company analyzed the sales mixture of memory and non-memory business to evaluate the future production requirements and pattern of benefit from utilizing its fixed assets. Based on this analysis, Advantest management believes that the straight line method of depreciation is preferable as it better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets’ estimated useful lives, in light of product life cycles and current change in product mix to expand non-memory business. In accordance with Accounting Standards Codification (“ASC”) 250, “Accounting Changes and Error corrections”, this change in depreciation method represents a change in accounting estimate effected by a change in accounting principle.

Accordingly, the effects of the change are accounted for prospectively beginning with the period of change and prior period results have not been restated. The change in depreciation method reduced depreciation expense and resulted in decreases in loss before income taxes and equity in earnings of affiliated company and net loss by  ¥560 million, respectively, for year ended March 31, 2012. Also basic net income per share and diluted net income per share decreased by ¥3.23, respectively, for year ended March 31, 2012.

The depreciation period for significant assets ranges from 15 years to 50 years for buildings, 4 years to 10 years for machinery and equipment, and 2 years to 5 years for tools, furniture and fixtures.

(j) Goodwill and Intangible Assets

Goodwill and intangible assets with indefinite useful lives are not amortized but are tested for impairment at least annually. Intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment.

Business combinations are accounted for using the acquisition method. Advantest allocates the purchase price to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition, including intangible assets that can be identified and named. The purchase price in excess of the fair value of the net assets is recorded as goodwill. Acquisition costs are expensed as incurred.

Intangible assets consist of customer relationships, patented technologies, developed technologies and other intangible assets. Advantest has estimated the weighted average amortization period for the customer relationship, patented technologies and developed technologies to be 8 years, 9 years and 8 years, respectively. The weighted average amortization period for all intangible assets is approximately 8 years.

(k) Impairment of Long-Lived Assets

Advantest reviews impairment of long-lived assets including certain identifiable intangibles with definite useful lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such circumstances, if the carrying value of the asset is less than the estimated undiscounted cash flows expected to be generated by the asset or asset group, Advantest recognizes an impairment loss. The impairment loss recognized is the amount by which the carrying amount of the asset or asset group exceeds the fair value.

(l) Accrued Warranty Expenses

Advantest’s products are generally subject to warranty, and Advantest provides an allowance for such estimated costs when product revenue is recognized. To provide for future repairs during warranty periods, estimated repair expenses over the warranty period are accrued based on the historical ratio of actual repair expenses to corresponding sales, and any facts and circumstances that occurred.

(m) Accrued Pension and Severance Costs

The Company and certain of its subsidiaries have retirement and severance defined benefit plans covering substantially all of their employees. Prior service benefit and cost, and actuarial gains and losses are recognized in accumulated other comprehensive income (loss) and are amortized using the straight-line method over the average remaining service period of active employees. The funded status, which is the difference between the fair value of plan assets and the projected benefit obligations, of its pension plans is recognized in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The adjustment to accumulated other comprehensive income (loss) represents the unrecognized actuarial loss, and unrecognized prior service cost. These amounts will be subsequently recognized as net periodic benefit cost pursuant to Advantest’s accounting policy for amortizing such amounts.

(n) Revenue Recognition

In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting guidance for revenue recognition under multiple-deliverable arrangements. The guidance modifies the criteria for separating deliverables and allocating consideration in multiple-deliverable arrangements. The allocation of revenue is based on estimated selling price if neither vendor-specific objective evidence nor third-party evidence of selling price is available. The guidance was adopted by the Company and its subsidiaries (collectively, “Advantest”) in the first quarter 2011. The adoption of the guidance did not have a significant impact on its consolidated results of operations and financial condition.

In October 2009, the FASB amended accounting guidance for software revenue recognition. This guidance changes the accounting model for revenue arrangements that include both tangible products and software elements. It provides guidance on how to determine which software, if any, relating to the tangible product would be excluded from the scope of the software revenue guidance. The guidance was adopted by Advantest in the first quarter 2011. The adoption of the guidance did not have a significant impact on its consolidated results of operations and financial condition.

General

Advantest recognizes revenue when there is persuasive evidence of an arrangement, delivery has occurred or the services have been rendered, the sales price is fixed or determinable and collection of the related receivable is reasonably assured.

Sales of Products

Sales of products which require installation are recognized when the related installation is completed and other sales recognition criteria are met since the installation is essential to the functionality of the equipment. When customer acceptance is uncertain, revenue is deferred until customer acceptance has been received. When the final payment is subject to customer acceptance, a portion of revenue for the final payment is deferred until an enforceable claim has become effective.

Sales of products and components which do not require installation service by Advantest is recognized upon shipment if the terms of the sale are free on board (FOB) shipping point or upon delivery if the terms are FOB destination which coincide with the passage of title and risk of loss.

Long-term Service Contracts

Revenue from fixed-price, long-term service contracts is recognized on the straight-line basis over the contract term.

Leasing Income

Revenue from operating leases is primarily recognized on the straight-line basis over the lease term.

Multiple Deliverables

Advantest’s revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as hardware and software products and services, Advantest allocates revenue to each element based on a selling price hierarchy and recognizes revenue when the criteria for revenue recognition have been met for each element. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available.

(o) Shipping and Handling Costs

Shipping and handling costs totaled ¥741 million, ¥929 million and ¥1,409 million for the years ended March 31, 2010, 2011 and 2012, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

(p) Research and Development Expenses

Research and development costs are expensed as incurred.

(q) Advertising Costs

Advertising costs totaled ¥80 million, ¥104 million and ¥178 million for the years ended March 31, 2010, 2011 and 2012, respectively, and are expensed as incurred.

(r) Stock-Based Compensation

Advantest applies the fair-valued-based method of accounting for stock-based compensation and recognizes stock-based compensation expense in the consolidated statements of operations. The cost of employee services received in exchange for an award of equity instruments is measured based on the grant-date fair value of the stock options granted to employees. The cost is recognized on the straight line basis over the period during which an employee is required to provide service in exchange for the award. The Black Scholes pricing model is used to estimate the value of stock options.

Expected dividend yield is determined by the Company’s dividend ratio of the past and other associated factors. Risk free interest rate is determined by Japanese government bond yield for the period corresponding to expected life. Expected volatility is determined by historical volatility and trend of the Company’s share prices, and other associated factors. Expected life is determined by the Company’s option exercise history, post vesting employment termination behavior for similar grants, and other pertinent factors.

(s) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carryforwards and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Advantest records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized.

Advantest recognizes the financial statement effects of tax positions when it is more likely than not, based on technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon settlement. Advantest recognizes interest and penalty accruals related to unrecognized tax benefits in income taxes in the consolidated statements of operations.

(t) Net Income (Loss) per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted net income per share is calculated by dividing net income by the sum of the weighted average number of shares plus additional shares that would have been outstanding if potential dilutive shares had been issued for granted stock options.

(u) Foreign Financial Statements

The financial statements of foreign operations whose functional currency is a local currency are translated into Japanese Yen. Assets and liabilities are translated at the period-end exchange rates and revenues and expenses are translated at the average exchange rate for the period. Resulting translation adjustments are shown as a component of other comprehensive income (loss).

The financial statements of foreign operations whose functional currency is Japanese Yen are remeasured into Japanese Yen. All exchange gains and losses from remeasurement of monetary assets and liabilities denominated in the local currency are included in other income (expense) for the period in which the remeasurement is made.

(v) Foreign Currency Transactions

Assets and liabilities denominated in foreign currencies at the balance sheet date are translated by using the applicable current rate prevailing at that date. All revenue and expenses associated with foreign currencies are translated by using the rate of exchange prevailing when such transactions occur. Those gains (losses) are included in other income (expense) in the accompanying consolidated statements of operations.

Foreign exchange gains (losses) were ¥1,072 million, (¥508) million and (¥2,319) million for the years ended March 31, 2010, 2011 and 2012, respectively.

(w) Use of Estimates

Management of Advantest has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). Significant items subject to such estimates and assumptions include valuation of trade receivables, inventories, goodwill, long-lived assets and deferred tax assets, various accruals such as accrued warranty expenses, and assets and obligations related to employees retirement and severance plans. Actual results could differ from those estimates.

(x) New Accounting Standards

In June 2011, the FASB amended the accounting guidance for the presentation of comprehensive income. This new guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and provides the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued its standard to defer the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in the new standard on the presentation of comprehensive income. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2012. Other than enhanced disclosures, the adoption of the guidance is not expected to have a material impact on its consolidated results of operations and financial condition.

In September 2011, the FASB amended the accounting guidance for testing goodwill for impairment. This new guidance gives entities the option to perform the two-step process only if they first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount and conclude that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2012. Advantest is currently evaluating the effect that this adoption will have on its consolidated results of operations and financial condition but does not expect to have a material impact.

(y) Reclassifications

Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year presentation.

Business Combinations	12 Months Ended
Mar. 31, 2012
Business Combinations

(2) Business Combinations

On July 4, 2011, Advantest acquired all outstanding ordinary shares of Verigy Ltd. (collectively “Verigy”), for US$15.00 per share in cash. Verigy became a wholly-owned subsidiary of Advantest. In addition, as part of the consideration in the acquisition, Advantest assumed the obligation for stock options which had been granted by Verigy to certain directors and employees.

Summary of the total purchase price is as follows.

Yen (Millions)
Cash paid	77,661
Assumed stock options	1,068

Total purchase price	78,729

Acquisition-related costs for the year ended March 31, 2012 were ¥1,285 million. These costs are included in “Selling, general and administrative expenses” in the consolidated statements of operations. Acquisition related costs incurred in periods prior to March 31, 2011 were ¥656 million.

Verigy has historically been strong in the non-memory tester and research and development markets in North America and Europe. The complementary strengths in products, customer base, research and development, sales and service are expected to enhance combined company’s competitiveness in the global market. The acquisition will allow Advantest to provide more and better diversified solutions to its customers in the semiconductor test equipment sector.

This acquisition was accounted for using the acquisition method.

The table below summarizes the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed as follows.

Yen (Millions)
Assets acquired and liabilities assumed
Cash and cash equivalents	20,516
Trade receivable, net	2,104
Inventories	11,013
Property, plant and equipment	3,316
Intangible assets	16,899
Goodwill	35,140
Other assets	20,145
Trade accounts payable	(3,136)
Other liabilities	(27,268)

Net assets acquired	78,729

Purchase Price	78,729

Goodwill recognized is attributable primarily to expected synergies from combining operations of Verigy and Advantest. None of the goodwill is expected to be deductible for income tax purposes.

Net Sales and loss before income taxes of Verigy that are included in the consolidated statements of operations for the year ended March 31, 2012 are ¥27,449 million and ¥5,181 million, respectively.

The following represents the unaudited pro forma results of operations of Verigy for the years ended March, 2011 and 2012, as if the acquisition of Verigy had occurred on April 1, 2010. The pro forma information does not necessarily reflect the actual results of operations had the acquisition been consummated at April 1, 2010, nor is it necessarily indicative of future operating results. The pro forma information does not give effect to any potential revenue enhancements, cost synergies or other operating efficiencies that could result from the acquisition (other than those realized subsequent to the July 4, 2011 acquisition date).

	Yen (Millions)
	Year ended March 31, 2011	Year ended March 31, 2012
Pro forma net sales	146,704	149,916
Pro forma income (loss) before income taxes	(2,599)	(1,862)

The pro forma result for the year ended March 31, 2011 includes an increase in cost of sales by ¥3,804 million due to the acquired inventory fair value adjustment and amortization expense related to intangible assets of ¥2,792 million.

Trade Receivables	12 Months Ended
Mar. 31, 2012
Trade Receivables

(3) Trade Receivables

Trade receivables at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
Notes	¥2,021	157
Accounts	20,838	24,445

	22,859	24,602
Less allowance for doubtful accounts	152	483

	¥22,707	24,119

Allowance for Doubtful Accounts	12 Months Ended
Mar. 31, 2012
Allowance for Doubtful Accounts

(4) Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥585	246	152
Provision for (reversal of) allowance	(255)	(90)	331
Amounts written off	(84)	(4)	—

Balance at end of year	¥246	152	483

Inventories	12 Months Ended
Mar. 31, 2012
Inventories

(5) Inventories

Inventories at March 31, 2011 and 2012 were composed of the following:

	Yen (Millions)
	2011	2012
Finished goods	¥5,681	8,318
Work in process	12,243	11,303
Raw materials and supplies	5,569	10,215

	¥23,493	29,836

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment

(6) Property, Plant and Equipment

Property, plant and equipment at March 31, 2011 and 2012 were composed of the following:

	Yen (Millions)
	2011	2012
Land	¥16,138	14,035
Buildings	28,156	24,383
Machinery and equipment	14,638	20,595
Tools, furniture and fixtures	14,130	14,216
Construction in progress	42	363

	73,104	73,592
Less accumulated depreciation	41,226	39,386

	¥31,878	34,206

Depreciation expense was ¥4,101 million, ¥3,977 million and ¥4,326 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets

(7) Goodwill and Intangible Assets

The components of intangible assets excluding goodwill at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,338	1,698	¥2,704	1,998
Customer relationships	—	—	2,227	215
Patented technologies	—	—	4,365	389
Developed technologies	—	—	6,238	603
In-process technologies	—	—	1,726	—
Other	54	44	1,690	175

Total	¥2,392	1,742	¥18,950	3,380

Intangible assets not subject to amortization at March 31, 2011 and 2012 were insignificant.

Aggregate amortization expense for the years ended March 31, 2010, 2011 and 2012 was ¥213 million, ¥232 million and ¥2,512 million, respectively. Estimated amortization expense for the next five years ending March 31 is ¥2,392 million in 2013, ¥2,227 million in 2014, ¥2,157 million in 2015, ¥1,927 million in 2016, and ¥1,817 million in 2017, respectively.

Goodwill at March 31, 2010 and 2011 was ¥645 million. Goodwill was related to the semiconductor and component test system segment. Changes in the carrying amount of goodwill for the year ended March 31, 2012 were as follows:

	Yen (Millions)
	2012
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥645	—	—	645
Acquisition of Verigy	20,844	—	14,296	35,140
Translation adjustments	422	—	289	711

Balance at end of year	21,911	—	14,585	36,496

Advantest performed its annual impairment test for goodwill at the reporting unit level and identified no impairments at March 31, 2010, 2011 and 2012.

Investment Securities	12 Months Ended
Mar. 31, 2012
Investment Securities

(8) Investment Securities

Marketable equity securities are classified as available-for-sale securities. The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥4,309	1,455	156	5,608

	Yen (Millions)
	2012
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,422	2,248	191	5,479

Equity securities consist primarily of stocks issued by Japanese listed companies.

No proceeds from the sale of available-for-sale securities and no gross gains and losses were realized on the sale of available-for-sale securities for the year ended March 31, 2010. Proceeds from the sale of available-for-sale securities and gross realized gains on the sale of available-for-sale securities for the year ended March 31, 2011 were insignificant. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2011. Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sales securities for the year ended March 31, 2012 were ¥10,717 million and ¥19 million. Gross realized losses on the sale of available-for-sale securities for the year ended March 31, 2012 were insignificant.

Net realized gains and losses of the sale of available-for-sale securities are based on the averaged cost method and are included in “other income (expense)” in the consolidated statements of operations.

For the years ended March 31, 2010, 2011 and 2012, Advantest recognized impairment losses of ¥57 million, ¥426 million and ¥1,259 million, respectively, on available-for-sale securities, which were considered other-than-temporarily impaired and wrote them down to the fair value.

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012, were as follows:

	Yen (Millions)
	2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥2,019	130	237	26

	Yen (Millions)
	2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥825	178	179	13

Advantest maintains non-marketable equity securities, which are recorded at cost. The carrying amounts of non-marketable equity securities were ¥1,824 million and ¥450 million at March 31, 2011 and 2012, respectively. Advantest had not estimated the fair value of other non-marketable equity securities aggregating ¥1,812 million and ¥50 million at March 31, 2011 and 2012, respectively, since it was not practicable to estimate the fair value of the investments due to the lack of readily determinable fair values and difficulty in estimating fair value without incurring excessive cost. Non-marketable equity securities that had impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, was other than temporary. For the years ended March 31, 2010, 2011 and 2012, non-marketable equity securities with a purchase cost of ¥376 million, ¥98 million and ¥1,395 million were written down to their estimated fair values of ¥117 million, ¥12 million and ¥400 million, resulting in other-than-temporary impairment charges of ¥259 million, ¥86 million and ¥995 million, respectively, which were included in impairment losses on investment securities in the accompanying consolidated statements of operations.

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments

(9) Derivative Financial Instruments

Advantest uses derivative instruments primarily to manage exposures to foreign currency. The primary objective in holding derivatives is to reduce the volatility of earnings and cash flows associated with changes in foreign currency. The program is not designated for trading or speculative purposes. Derivative financial instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Advantest minimizes risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Advantest does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default on its obligations. Advantest generally does not require or place collateral for these derivative financial instruments.

In accordance with U.S. GAAP, Advantest recognizes derivative instruments as either assets or liabilities on the balance sheet at fair value. Changes in fair value of the derivatives are recorded as cost of sales, operating expenses, other income (expense), or as accumulated other comprehensive income (loss).

Cash Flow Hedges

Advantest uses forward contracts designated as cash flow hedges to hedge a portion of future forecasted purchases in Singapore dollar and Euro. Changes in the fair value of derivatives that do not qualify for hedge accounting treatment, as well as the ineffective portion of hedges, if any, are recognized in the consolidated statement of operations. The effective portion of the foreign exchange gain (loss) is reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity and is reclassified into the consolidated statement of operations when the hedged transaction affects earnings. Changes in fair value of foreign exchange contracts due to changes in time value are excluded from the assessment of effectiveness and are recognized in earnings. If the transaction being hedged fails to occur, or if a portion of any derivative is deemed to be ineffective, Advantest will recognize the gain (loss) on the associated financial instrument in other income (expense) in the consolidated statement of operations. Advantest did not have any ineffective hedges during the periods presented. There were no outstanding forward contracts in place that hedged future purchases at March 31, 2011 and 2012.

Derivatives not designated as hedging instruments

Other derivatives not designated as hedging instruments consist primarily of forward contracts to reduce Advantest’s risk associated with exchange rate fluctuations, as gains and losses on these contracts are intended to offset exchange losses and gains on underlying exposures. Changes in fair value of foreign exchange contracts are recognized in earnings under the caption of other income (expense).

Advantest had foreign exchange contracts to exchange currencies among Japanese yen, US dollar and Euro at March 31, 2011 and 2012. The notional amounts of outstanding forward contracts for foreign currency purchases were approximately ¥142 million and ¥653 million, and the outstanding forward contracts for foreign currency sales were ¥466 million and ¥280 million at March 31, 2011 and 2012, respectively.

Fair Value of Derivative Contracts

There were no derivatives designated as hedging instruments at March 31, 2011 and 2012. Fair values of derivatives not designated as hedging instruments at March 31, 2011 and 2012 were as follows:

Derivatives not designated as hedging instruments

	Yen (Millions)
	March 31, 2011		March 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥24	Other current assets	21

Liabilities
Foreign exchange contracts	Other current liabilities	¥6	Other current liabilities	0

Effect of derivative instruments on the consolidated statements of operations

Derivatives designated as hedging instruments

There was no gain (loss) recognized in other comprehensive income (loss) and reclassified from accumulated other comprehensive income into cost of sales and operating expenses for the years ended March 31, 2010 and 2011. Amounts of gain (loss) recognized in other comprehensive income (loss) (for the effective portions) and reclassified from accumulated other comprehensive income into cost of sales and operating expenses for the year ended March 31, 2012 were as follows:

	Yen (Millions)
	2012
	Amount of gain (loss) recognized in OCI on derivatives (effective portion)	Location	Gain (loss) reclassified from accumulated OCI into earnings (effective portion)
Foreign exchange contracts	¥(55)	Cost of Sales	¥30
		Operating Expenses	25

Derivatives not designated as hedging instruments

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2010	2011	2012
Foreign exchange contracts	Other income (expense)	¥361	223	630

Fair Value Measurement	12 Months Ended
Mar. 31, 2012
Fair Value Measurement

(10) Fair Value Measurement

Disclosure about the fair value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest’s financial instruments at March 31, 2011 and 2012. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥5,608	5,608	¥5,479	5,479
Foreign exchange contracts	24	24	21	21
Financial liabilities:
Foreign exchange contracts	6	6	0	0

The carrying amounts of available-for-sale securities are included in the consolidated balance sheets under investment securities. The carrying amounts of foreign exchange contracts are included in other current assets and other current liabilities.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, short-term investments, trade receivables, trade accounts payable, short term debt, accrued expenses and customer prepayments: The carrying amounts approximate fair value because of the short maturity of these instruments.

Available-for-sale securities: The fair values of available-for-sale equity securities are based on quoted market prices at the reporting date for those investments.

Foreign exchange contracts: The fair value of foreign exchange contracts are estimated by obtaining quotes from financial institutions.

Fair Value Hierarchy

U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally the inputs to valuation techniques used to measure fair value are prioritized into the following three levels:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly.

Level 3—Unobservable inputs for the asset or liability.

Assets / Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2011 and 2012, carrying amount of assets and liabilities that were measured at fair value on a recurring basis by level was as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,608	5,608	—	—
Foreign exchange contracts	24	—	24	—

Total assets measured at fair value	5,632	5,608	24	—

Liabilities
Foreign exchange contracts	6	—	6	—

Total liabilities measured at fair value	¥6	—	6	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,479	5,479	—	—
Foreign exchange contracts	21	—	21	—

Total assets measured at fair value	5,500	5,479	21	—

Liabilities
Foreign exchange contracts	0	—	0	—

Total liabilities measured at fair value	¥0	—	0	—

Adjustments to fair value of available-for-sale equity securities are recorded as an increase or decrease, net of tax, in accumulated other comprehensive income (loss) except where losses are considered to be other than temporary, in which case the losses are recorded in impairment losses on investment securities. Changes in fair value of foreign exchange contracts are recorded as cost of sales, operating expenses, other income (expense), or as other comprehensive income (loss).

Changes in the Level 3 assets and liabilities measured on a recurring basis for the years ended March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011
	Debt Securities	Total

Balance at beginning of year	¥411	411
Translation adjustments	(43)	(43)
Transfers out of Level 3	(368)	(368)

Balance at end of year	¥—	—

	Yen (Millions)
	2012
	Debt Securities	Total
Balance at beginning of year	¥—	—
Acquisition of Verigy	1,685	1,685
Sales	(1,649)	(1,649)
Translation adjustments	(36)	(36)

Balance at end of year	¥—	—

During the year ended March 31, 2011, debt securities that were redeemable at the option of Advantest were transferred out of Level 3 due to a conversion into non-marketable common stocks.

Assets / Liabilities Measured at Fair Value on a Nonrecurring Basis

As of March 31, 2011 and 2012, carrying amount of assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2011 and 2012, was as follows:

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2011
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	¥12	—	—	12	(86)

Total gains (losses) for assets held as of March 31, 2011					(86)

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2012
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	400	—	400	0	(995)
Assets held for sale	1,471	—	—	1,471	(920)

Total assets measured at fair value	1,871	—	400	1,471

Total gains (losses) for assets held as of March 31, 2012					(1,915)

Advantest recognized impairment losses of non-marketable equity securities when their fair values were below the carrying amounts and the decline in fair values was considered to be other than temporary. The non-marketable equity securities are valued using the market and income approaches. The fair value of non-marketable equity securities is based on quoted prices in markets that are not active at the reporting date, or present value of expected future cash flows for those investments. For the year ended March 31, 2012, Advantest recognized an impairment loss of ¥920 million on certain building and land included as a corporate asset that was reclassified as assets held for sale. The fair value was determined based on a third-party appraisal using similar assets and sales. The impairment loss was included in selling, general and administrative expenses in the accompanying consolidated statements of operations. The fair value of the assets held for sale was reclassified to other current assets on the consolidated balance sheets. The fair value is classified as Level 3 because significant unobservable inputs were involved in the fair value measurements.

Leases-Lessor	12 Months Ended
Mar. 31, 2012
Leases-Lessor

(11) Leases—Lessor

Advantest provides leases that enable its customers to use semiconductor test systems. All leases are classified as operating leases. Lease terms range from 1 year to 5 years, and certain of the lease agreements are cancelable. The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
Machinery and equipment	¥6,577	8,406
Less accumulated depreciation	4,640	4,841

	¥1,937	3,565

Depreciation of machinery and equipment held under operating leases is included with depreciation expense. These assets are included in property, plant and equipment.

Future minimum lease income under noncancelable operating leases as of March 31, 2012 is as follows:

Year ending March 31	Yen (Millions)
2013	¥1,880
2014	1,049
2015	482
2016	312
2017	79
Thereafter	19

Total minimum lease income	¥3,821

Leases-Lessee	12 Months Ended
Mar. 31, 2012
Leases-Lessee

(12) Leases—Lessee

Advantest has several noncancelable operating leases, primarily for office space and office equipment. Rent expense, including rental payments for cancelable leases, for the years ended March 31, 2010, 2011 and 2012 was ¥1,227 million, ¥1,122 million and ¥1,565 million, respectively.

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2012 are as follows:

Year ending March 31	Yen (Millions)
2013	¥775
2014	550
2015	460
2016	430
2017	88
Thereafter	19

2,322
Less sublease income to be received in the future under noncancelable subleases	749

Net minimum lease payments	¥1,573

Short term debt	12 Months Ended
Mar. 31, 2012
Short term debt

(13) Short term debt

Short term debt at March 31, 2011 and 2012 are as follows:

	Yen (Millions)
	2011	2012
Unsecured borrowing, with weighted average annual interest 0.38%	¥—	25,000

	¥—	25,000

On May 25, 2012, the Company issued under its existing domestic bond shelf registration ¥25,000 million of unsecured corporate bonds. The funds procured from this issuance were applied to repay short term debt outstanding at March 31, 2012. The bonds have interest rates and maturity dates as follows:

Amount	Interest rate	Maturity date
¥10,000 million	0.416% per annum	May 25, 2015
¥15,000 million	0.606% per annum	May 25, 2017

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

(14) Income Taxes

The components of income before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2010	2011	2012
Income before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(13,376)	(1,130)	(2,775)
Foreign subsidiaries	3,450	6,681	(667)

	¥(9,926)	5,551	(3,442)

	Yen (Millions)
	2010	2011	2012
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥856	813	555
Foreign subsidiaries	818	1,160	1,841
Deferred:
The Company and domestic subsidiaries	(272)	330	(1,513)
Foreign subsidiaries	55	49	(2,123)

	¥1,457	2,352	(1,240)

The Company and its domestic subsidiaries are subject to a number of income taxes, which in the aggregate resulted in statutory income tax rates of 40.5%, 40.4% and 40.4% for the years ended March 31, 2010, 2011 and 2012, respectively.

Amendments to the Japanese tax regulations were enacted into law on December 2, 2011. As a result of these amendments, the statutory income tax rate will be reduced to approximately 37.8% effective from the year beginning April 1, 2012, and to approximately 35.4% effective from the year beginning April 1, 2015. The adjustments of deferred tax assets and liabilities for these changes in the tax rate resulted in a net decrease of ¥5,160 million to deferred tax assets. However, there was a corresponding decrease to the valuation allowance.

The acquired company, Verigy, was a Singapore corporation and had negotiated tax incentives with the Singapore Economic Development Board (“EDB”), an agency of the Government of Singapore, which had been approved by Singapore’s Ministry of Finance and Ministry of Trade and Industry. Subsequent to the acquisition, our reorganization of subsidiaries in Singapore was developed, and such tax incentives were terminated on March 31, 2012. New tax incentives were granted by the EDB effective April 1, 2012. Under the new incentive, a portion of the income we earn in Singapore during the incentive periods is subject to reduced rates of Singapore income tax. The incentive will expire on March 31, 2014. The Singapore corporate income tax rates that would apply, absent the incentive, is 17% for fiscal year ended March 31, 2012. Due to the low level of taxable income attributable to Singapore, the impact on our income taxes was immaterial for the fiscal year ended March 31, 2012.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2010	2011	2012
Statutory rates for expense (benefit)	(40.5)%	40.4%	(40.4)%
Effects on income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rate from the statutory rate in Japan	(2.1)	(16.2)	12.3
Tax credits	5.5	(13.7)	(60.9)
Expenses not deductible for tax purposes	0.8	2.6	4.3
Expiration of stock options	—	11.0	9.5
Undistributed earnings of foreign subsidiaries	(1.1)	3.8	(20.0)
Change in valuation allowance	52.3	13.0	(92.1)
Effect of enacted changes in tax laws and rates on Japanese tax	—	—	149.9
Other, net	(0.2)	1.5	1.4

	14.7%	42.4%	(36.0)%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2012 were presented below.

	Yen (Millions)
	2011	2012
Deferred tax assets:
Inventories	¥4,356	3,820
Accrued warranty expenses	681	722
Accrued pension and severance costs	5,732	8,426
Accrued expenses	1,557	2,088
Research and development expenses capitalized for tax purposes	2,245	1,807
Operating loss carryforwards	30,352	31,800
Property, plant and equipment	3,054	3,449
Tax credits	3,616	5,873
Other	1,887	1,709

Total gross deferred tax assets	53,480	59,694
Less valuation allowance	(52,082)	(50,188)

Net deferred tax assets	1,398	9,506

Deferred tax liabilities:
Intangible assets	—	(1,615)
Net unrealized gains on marketable securities	(528)	(676)
Undistributed earnings of foreign subsidiaries	(2,567)	(932)
Other	(22)	(57)

Total gross deferred tax liabilities	(3,117)	(3,280)

Net deferred tax assets (liabilities)	¥(1,719)	6,226

At March 31, 2011, deferred tax liabilities were provided for all foreign subsidiaries with undistributed earnings. Management of Advantest intends to reinvest certain undistributed earnings of the Company’s foreign subsidiaries for an indefinite period of time. As a result, no deferred tax liabilities has been recognized on undistributed earnings of these subsidiaries not expected to be remitted in the foreseeable future, aggregating ¥6,712 million at March 31, 2012. Deferred tax liabilities will be recognized when Advantest expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. The related deferred tax liability would have been ¥1,134 million at March 31, 2012.

Included in other current assets and other assets were deferred tax assets of ¥354 million and ¥7,337 million at March 31, 2011 and 2012, respectively.

Included in other current liabilities and other liabilities were deferred tax liabilities of ¥2,073 million and ¥1,111 million at March 31, 2011 and 2012, respectively.

At March 31, 2012, Advantest had total net operating loss carry forwards for income tax purposes of ¥106,566 million which are available to reduce future income taxes. Operating losses of ¥78,354 million attributable to the Company and domestic subsidiaries in Japan will expire during the years ending March 31, 2015 through 2021. Other net operating losses of ¥24,300 million have no expiration dates and remaining other net operating losses of ¥3,912 million will expire predominately during the years ending March 31, 2032. Net operating loss carryforwards utilized during the years ended March 31, 2010, 2011 and 2012 were ¥2,421 million, ¥554 million and ¥25 million, respectively.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon projections for future taxable income over the periods in which the deferred tax assets are deductible including management’s expectations of future semiconductor market and semiconductor and component test systems market prospects and other factors, management believes it is more likely than not that Advantest will realize the benefits of these deductible differences, net of valuation allowance.

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥48,015	51,289	52,082
Additions	3,274	793	—
Reductions	—	—	1,894

Balance at end of year	¥51,289	52,082	50,188

For the year ended March 31, 2010, valuation allowance increased primarily due to an increase in net operating loss carryforwards, which was partially offset by decreases in deferred tax assets associated with inventory and property, plant and equipment. For the year ended March 31, 2011, valuation allowance increased primarily due to an increase in net operating loss carryforwards, which was partially offset by decreases in deferred tax assets associated with inventory and research and development expenses capitalized for tax purposes. For the year ended March 31, 2012, the valuation allowance decreased due to reductions in deferred tax assets associated with change of tax rate in Japan.

The amount of the deferred tax assets considered realizable, however, could be changed in the near term if estimates of future taxable income are revised and the effect on the company’s consolidated financial position and results of operations could be significant.

There were no unrecognized tax benefits for the years ended March 31, 2010 and 2011. Unrecognized tax benefits for the year ended March 31, 2012 were as follows:

Yen (Millions)
2012
Balance, April 1, 2011	¥—
Acquisition of Verigy	1,671
Increase for tax positions of previous years	148
Increase for current year tax positions	57
Settlements	(47)
Lapse of the applicable statute of limitations	(341)
Translation adjustments	(4)

Balance, March 31, 2012	1,484

Although Advantest believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audits, settlements and any related litigation could affect the effective tax rate in the future periods. The total amount of unrecognized tax benefits that would reduce the effective tax rate, if recognized, are ¥1,484 million at March 31, 2012. As of March 31, 2012, Advantest does not expect changes in its tax positions that would significantly increase or decrease unrecognized tax benefits within next 12 months. Both interest and penalties accrued are included in other liabilities in the accompanying consolidated balance sheets, and both interest and penalties are included in the income tax provision in the accompanying consolidated statements of operations.

Advantest files income tax returns in Japan and various foreign tax jurisdictions. As of March 31, 2012, Advantest had open tax years beginning April 1, 2007 for Japan, 2010 for Taiwan, and 2006 for the United States.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)

(15) Other Comprehensive Income (Loss)

The accumulated balances for each classification of other comprehensive income (loss), net of tax, for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	Foreign currency translation adjustments	Net unrealized gains (losses) on investment securities	Pension related adjustment	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2009	¥(8,893)	56	(5,750)	—	(14,587)

Change during the year	(2,614)	742	1,241	—	(631)
Reclassification adjustments	—	34	325	—	359

	(2,614)	776	1,566	—	(272)

Balance at March 31, 2010	¥(11,507)	832	(4,184)	—	(14,859)

Change during the year	(3,231)	(311)	(401)	—	(3,943)
Reclassification adjustments	—	252	280	—	532

	(3,231)	(59)	(121)	—	(3,411)

Balance at March 31, 2011	¥(14,738)	773	(4,305)	—	(18,270)

Change during the year	864	(216)	(6,565)	(55)	(5,972)
Reclassification adjustments	558	818	237	55	1,668

	1,422	602	(6,328)	—	(4,304)

Balance at March 31, 2012	¥(13,316)	1,375	(10,633)	—	(22,574)

The related tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
Year ended March 31, 2010:
Foreign currency translation adjustments	¥(2,614)	—	(2,614)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	1,224	(482)	742
Less reclassification adjustments for net gains (losses) realized in earnings	57	(23)	34

Net unrealized gains (losses)	1,281	(505)	776
Pension related adjustment	1,566	—	1,566
Other comprehensive income (loss)	¥233	(505)	(272)

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(3,231)	—	(3,231)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(540)	229	(311)
Less reclassification adjustments for net gains (losses) realized in earnings	423	(171)	252

Net unrealized gains (losses)	(117)	58	(59)
Pension related adjustment	(121)	—	(121)
Other comprehensive income (loss)	¥(3,469)	58	(3,411)

Year ended March 31, 2012:
Foreign currency translation adjustments	¥1,422	—	1,422
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(509)	293	(216)
Less reclassification adjustments for net gains (losses) realized in earnings	1,267	(449)	818

Net unrealized gains (losses)	758	(156)	602
Pension related adjustment	(7,191)	863	(6,328)
Other comprehensive income (loss)	¥(5,011)	707	(4,304)

Stock-Based Compensation	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation

(16) Stock-Based Compensation

Advantest has stock-based compensation plans using stock options as incentive plans for directors, executive officers, corporate auditors and selected employees. Stock options have been issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under stock option plans approved by the Board of Directors. Options were generally granted with an exercise prices of per share that were equal to the higher of (1) 1.05 times the average price of the Company’s common shares of the preceding month on the date of grant and (2) the closing price of the Company’s common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years.

In connection with the acquisition of Verigy, the Company assumed the stock options previously granted to Verigy directors and employees. Therefore, replacement options were granted for all 89 types of stock options arrangements previously granted to the directors and employees of Verigy and its subsidiaries under a stock option plan approved by the Board of Directors of Advantest. The terms and conditions of the granted options are substantially the same as those for the Verigy stock options. The number of granted shares totaled 2,387,046. Options were granted with exercise prices from ¥620 to ¥2,748 per share. All options are exercisable from July 20, 2011. The options have expiration dates from July 29, 2011 to January 31, 2018.

The exercise price of the stock options is subject to adjustment, if there is a stock split or consolidation of shares, or if new shares are issued or treasury stocks are sold at a price that is less than the market price.

Stock option activity during the years ended March 31, 2010, 2011 and 2012 was as follows:

	2010		2011		2012
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	3,938,980	¥4,804	3,060,000	¥4,647	1,948,000	¥3,392
Granted	350,000	1,872	308,000	2,089	4,033,046	1,399
Expired	(1,117,980)	4,309	(1,262,000)	5,881	(595,840)	5,302
Forfeited	(111,000)	4,854	(158,000)	5,287	(497,000)	2,396

Outstanding at end of year	3,060,000	4,647	1,948,000	3,392	4,888,206	1,616

Exercisable at end of year	2,722,000	¥4,995	1,640,000	¥3,636	3,585,206	¥1,648

Stock based compensation expense recognized was ¥143 million, ¥165 million and ¥583 million, which was included in selling, general and administrative expenses for the years ended March 31, 2010, 2011 and 2012, respectively. The recognized tax benefits were ¥53 million, ¥61 million and ¥153 million for the years ended March 31, 2010, 2011 and 2012, respectively. In addition, the stock options, granted during the fiscal years ended March 31, 2007 and 2008 subsequent to a change in Japanese tax law effective April 1, 2006, expired unused during the fiscal year ended March 31, 2011 and 2012, and the related deferred tax assets of ¥610 and ¥328 million were reversed, respectively. As of March 31, 2010, 2011 and 2012, a valuation allowance was recorded against substantially all related deferred tax assets.

The weighted average fair value per share for stock options that were granted during the years ended March 31, 2010, 2011 and 2012 were ¥409, ¥535 and ¥448, respectively. These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2010	2011	2012
Expected dividend yield	2.6%	1.6%	0.4%
Risk free interest rate	0.5%	0.2%	0.5%
Volatility	45.3%	45.4%	49.3%
Expected life	3.8 years	3.9 years	3.1 years

No stock options were exercised during the years ended March 31, 2010, 2011 and 2012. The total fair value of shares vested during the years ended March 31, 2010, 2011 and 2012 was ¥ 251 million, ¥ 141 million and ¥ 1,244 million, respectively. No intrinsic value of options exercised was recognized for the years ended March 31, 2010, 2011 and 2012.

At March 31, 2012, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥620 - ¥1,529	3,255,144	1,298	4.0 years	1,952,144	1,144	3.9 years
¥1,531 - ¥2,748	1,633,062	2,250	1.9 years	1,633,062	2,250	1.9 years

	4,888,206	1,616	3.3 years	3,585,206	1,648	3.0 years

The aggregate intrinsic value for the options outstanding and exercisable at March 31, 2012 was ¥ 455 million.

Accrued Pension and Severance Costs	12 Months Ended
Mar. 31, 2012
Accrued Pension and Severance Costs

(17) Accrued Pension and Severance Costs

The Company and certain of its Japanese subsidiaries have unfunded retirement and severance plans (point-based benefits system). Under a point-based benefits system, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance.

The Company and its Japanese subsidiaries also have a defined benefit corporate pension plan covering substantially all employees. Under the cash balance pension plan, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance with a certain interest rate calculated based on the upper and lower limit of a market interest rate.

Certain overseas subsidiaries also have defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee compensation levels and years of service.

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2010	2011	2012
	Japanese plans	Japanese plans	Japanese plans	Non-Japanese plans
Components of net periodic benefit cost:
Service cost	¥1,320	1,362	1,355	227
Interest cost	745	724	748	242
Expected return on plan assets	(280)	(486)	(405)	(237)
Amortization of unrecognized:
Net actuarial (gain) or loss	560	487	511	—
Prior service (benefit) cost	(176)	(176)	(172)	—
Other	—	—	(18)	—

Net periodic benefit cost	¥2,169	1,911	2,019	232

The following table sets forth the plans’ benefit obligation, fair value of plan assets, funded status at March 31, 2011 and 2012.

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Change in benefit obligation:
Balance at beginning of year	¥33,100	34,285	230
Service cost	1,362	1,355	227
Interest cost	724	748	242
Actuarial (gain) or loss	(417)	2,464	2,349
Plan amendment	—	123	—
Plan participants’ contributions	—	—	66
Benefits paid	(484)	(542)	(80)
Acquisition of Verigy	—	—	7,518
Translation adjustments	—	—	(338)

Balance at end of year	34,285	38,433	10,214

Change in plan assets:
Balance at beginning of year	19,427	20,282	—
Employer contributions	1,606	1,786	131
Plan participants’ contributions	—	—	66
Actual return or (loss) on plan assets	(331)	(1,594)	(278)
Benefits paid	(420)	(479)	(35)
Acquisition of Verigy	—	—	5,051
Translation adjustments	—	—	(299)

Balance at end of year	20,282	19,995	4,636

Funded status	¥(14,003)	(18,438)	(5,578)

Amounts recognized in the consolidated balance sheets at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Accrued expenses	¥(164)	(183)	(389)
Accrued pension and severance costs	(13,839)	(18,255)	(5,189)

	(14,003)	(18,438)	(5,578)

Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss) at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Actuarial loss	¥(5,185)	(9,405)	(1,979)
Prior service benefit	880	751	—

	(4,305)	(8,654)	(1,979)

Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss) for the year ended March 31, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Current year actuarial gain (loss)	¥(401)	(4,463)	(1,979)
Amortization of actuarial gain	369	243	—
Current year prior service benefit	—	(123)	—
Amortization of prior service benefit and other	(89)	(6)	—

	(121)	(4,349)	(1,979)

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

	Yen (Millions)
	Japanese plans	Non-Japanese plans
Actuarial loss	¥791	¥241
Prior service benefit	(168)	—

	623	241

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Projected benefit obligation	¥34,285	38,433	10,214
Accumulated benefit obligation	33,454	37,531	8,638
Fair value of plan assets	20,282	19,995	4,636

Other information about the retirement and severance plans of Advantest was as follows:

Measurement date:

The measurement date for the pension plans is March 31.

Assumptions:

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.2%	1.8%	3.7%
Rate of compensation increase	3.0%	3.0%	2.8%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2010	2011	2012
	Japanese plans	Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.3%	2.2%	2.2%	4.8%
Expected return on plan assets	1.5%	2.5%	2.0%	6.6%
Rate of compensation increase	3.0%	3.0%	3.0%	2.8%

Advantest determines the expected return based on the asset portfolio, historical returns and estimated future returns.

Plan assets:

Advantest’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants by attaining necessary long-term total returns on plan assets. Taking into consideration the expected returns, associated risks and correlations of returns between asset categories in plan assets, Advantest determines an optimal combination of equity, debt securities and other investments as Policy Asset Allocation (“PAA”). Plan assets are invested in accordance with PAA with mid-term to long-term viewpoint, which is revised periodically to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Japanese benefit plans’ weighted-average asset allocation at March 31, 2011 and 2012 by asset category were as follows:

	2011	2012	Target
Equity securities	45.3%	39.1%	45.0%
Debt securities	24.9	26.9	30.0
Cash	9.5	5.6	2.0
Life insurance company general accounts	11.7	16.3	10.0
Other	8.6	12.1	13.0

	100.0%	100.0%	100.0%

Non-Japanese benefit plans’ weighted-average asset allocation at March 31, 2012 by asset category were as follows:

	2012	Target
Equity securities	38.4%	34.8%
Debt securities	12.3	14.0
Cash	42.4	47.3
Other	6.9	3.9

	100.0%	100.0%

The three levels of inputs that may be used to measure fair value of plan assets are as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets.

Level 2:	Observable inputs other than quoted prices included within Level 1 for the assets, either directly or indirectly.

Level 3:	Unobservable inputs for the assets.

Japanese benefit plans’ asset allocation at March 31, 2011 and 2012 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,929	1,929	—	—
Equity securities:
Japanese companies	1,436	1,436	—	—
Pooled funds (a)	7,756	—	7,756	—
Debt securities:
Pooled funds (b)	5,044	—	5,044	—
Hedge funds (c)	1,736	—	303	1,433
Life insurance company general accounts	2,381	—	2,381	—

Total	20,282	3,365	15,484	1,433

(a)	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies. This category included both long and short positions aggregating ¥2,249 million, invested in Japanese listed companies’ equity.
(b)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese municipal bonds, and 5% Japanese corporate bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,110	1,110	—	—
Equity securities:
Japanese companies	1,509	1,509	—	—
Pooled funds (d)	6,319	—	6,319	—
Debt securities:
Pooled funds (e)	5,375	—	5,375	—
Hedge funds (f)	2,415	—	1,278	1,137
Life insurance company general accounts	3,267	—	3,267	—

Total	19,995	2,619	16,239	1,137

(d)	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies’ equity.
(e)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

Level 1 assets are comprised principally of listed equity securities, which are valued based on quoted market prices at the reporting date for those investments.

Level 2 assets are comprised principally of pooled funds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsors of the funds. Investments in life insurance company general accounts are valued at conversion value. Level 2 also includes certain hedge funds that are redeemable in the near term at their net asset values.

Level 3 assets are comprised of hedge funds, which are valued at their net asset values that are calculated by the sponsors of the funds.

Changes in the Level 3 plan assets for the year ended March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011
	Hedge funds	Total
Balance at beginning of year	¥2,132	2,132
Net realized / unrealized gain (loss)	97	97
Purchases, issuances and settlements	(796)	(796)
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,433	1,433

	Yen (Millions)
	2012
	Hedge funds	Total
Balance at beginning of year	¥1,433	1,433
Net realized / unrealized gain (loss)	(1,572)	(1,572)
Purchases, issuances and settlements	1,276	1,276
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,137	1,137

Non-Japanese benefit plan asset allocation at March 31, 2012 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (a)	1,967	1,967	—	—
Equity securities:
Pooled funds (b)	1,779	—	1,779	—
Debt securities:
Pooled funds (c)	571	—	571	—
Commodities	319	—	319	—

Total	4,636	1,967	2,669	—

(a)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(b)	These funds invested in listed equity securities consisting of Foreign equities.
(c)	These funds invested in International bonds.

Cash flows:

Advantest expects to contribute ¥1,812 million and ¥13 million to its Japan defined benefit plans and Non-Japan benefit plans during the year ending March 31, 2013.

Estimated future benefit payments:

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
	Japanese plans	Non-Japanese plans
2013	¥803	59
2014	915	66
2015	934	85
2016	1,019	100
2017	1,136	119
2018 through 2022	8,281	1,251

Stockholders' Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity

(18) Stockholders’ Equity

Changes in the number of shares issued and treasury stock during the years ended March 31, 2010, 2011 and 2012 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2009	199,566,770	20,843,298

Purchase of shares	—	2,112
Sale of shares	—	(232)

Number of shares as of March 31, 2010	199,566,770	20,845,178

Purchase of shares	—	5,449,721
Sale of shares	—	(80)

Number of shares as of March 31, 2011	199,566,770	26,294,819

Purchase of shares	—	899
Sale of shares	—	(328)

Number of shares as of March 31, 2012	199,566,770	26,295,390

The Companies Act of Japan provides that an amount equal to 10% of distributions paid by the Company shall be appropriated as additional paid-in capital or a legal reserve until the total amount of the additional paid-in capital and the legal reserve equals to 25% of common stock. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

Cash dividends for the years ended March 31, 2010, 2011 and 2012 represent dividends paid out during those years. The accompanying consolidated financial statements do not include any provision for a dividend of ¥10 per share, aggregating ¥1,733 million for the second-half of the year ended March 31, 2012, subsequently proposed by the Board of Directors.

The amount available for future payment of dividends was determined under the Companies Act of Japan and amounted to ¥55,734 million at March 31, 2012.

Accrued Warranty Expenses	12 Months Ended
Mar. 31, 2012
Accrued Warranty Expenses

(19) Accrued Warranty Expenses

Advantest issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period. Changes in accrued warranty expenses for the years ended March 31, 2010, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥2,811	2,802	1,754
Acquisition of Verigy	—	—	209
Addition	3,364	2,653	3,432
Reduction	(3,372)	(3,693)	(3,269)
Translation adjustments	(1)	(8)	3

Balance at end of year	¥2,802	1,754	2,129

Operating Segment and Geographic Information	12 Months Ended
Mar. 31, 2012
Operating Segment and Geographic Information

(20) Operating Segment and Geographic Information

Advantest manufactures and sells semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products. Advantest’s organizational structure consists of three reportable operating segments, which are the design, manufacturing, and sale of semiconductor and component test systems, mechatronics systems and services, support and others. These reportable operating segments are determined based on the nature of the products and the markets. Segment information is prepared on the same basis that Advantest’s management reviews financial information for operational decision making purposes.

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products, for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Fundamental research and development activities and headquarters functions are represented by Corporate.

Reportable operating segment information during the years ended March 31, 2010, 2011 and 2012 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2010:
Net sales to unaffiliated customers	¥30,168	11,219	11,838	—	53,225
Inter-segment sales	2,404	18	—	(2,422)	—

Net sales	32,572	11,237	11,838	(2,422)	53,225
Depreciation and amortization	1,364	470	1,977	503	4,314
Operating income (loss) before stock option compensation expenses	(7,042)	(1,897)	2,175	(4,732)	(11,496)
Adjustment:
Stock based compensation expense					143

Operating income (loss)					(11,639)

Expenditures for additions to long- lived assets	942	396	1,856	231	3,425
Total assets	38,782	10,478	11,474	127,929	188,663

As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income (loss)					6,111

Expenditures for additions to long- lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

As of and for the year ended March 31, 2012:
Net sales to unaffiliated customers	¥101,831	20,410	18,807	—	141,048
Inter-segment sales	3,777	206	—	(3,983)	—

Net sales	105,608	20,616	18,807	(3,983)	141,048
Depreciation and amortization	2,658	627	3,070	483	6,838
Operating income (loss) before stock option compensation expenses	9,845	(1,324)	1,614	(8,715)	1,420
Adjustment:
Stock based compensation expense					583

Operating income (loss)					837

Expenditures for additions to long- lived assets	2,398	750	3,492	344	6,984
Total assets	93,603	12,789	30,713	82,121	219,226

Adjustments to operating income (loss) in Corporate principally represent corporate general and administrative expenses and research and development expenses related to fundamental research activities that are not allocated to operating segments.

Advantest uses the operating income (loss) before stock option compensation expenses for management’s analysis of business segment results.

Additions to long-lived assets included in Corporate consist of purchases of software and fixed assets for general corporate use.

Total assets included in Corporate consist of cash and cash equivalents, assets for general corporate use and assets used for fundamental research activities, which are not allocated to reportable segments.

One customer and its related entities mainly in the semiconductor and component test system segment and the mechatronics system segment accounted for approximately 20%, 20% and 29% of total consolidated net sales for the years ended March 31, 2010, 2011 and 2012, respectively. Other customer accounted for approximately 6%, 7% and 12% for the years ended March 31, 2010, 2011 and 2012, respectively. Another customer accounted for approximately 2%, 13% and 2% for the years ended March 31, 2010, 2011 and 2012, respectively.

Information as to Advantest’s net sales and property, plant and equipment in various geographical areas was as follows:

Net sales to unaffiliated customers for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Japan	11,976	22,398	16,095
Americas	4,930	9,278	29,742
Europe	2,137	2,252	7,015
Asia	34,182	65,706	88,196

Total	53,225	99,634	141,048

Net sales to unaffiliated customers are based on the customer’s location. Net sales indicated as Asia were generated in Korea, Taiwan and China and others in the amount of ¥10,334 million, ¥12,805 million and ¥11,043 million for the year ended March 31, 2010, ¥20,752 million, ¥21,835 million and ¥23,119 million for the year ended March 31, 2011, and ¥29,687 million, ¥27,591 million and ¥30,918 million for the year ended March 31, 2012, respectively. Substantially all net sales indicated as Americas were generated in the United States of America.

Property, plant and equipment as of March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Japan	¥29,750	29,280	28,234
Americas	214	281	1,073
Europe	539	563	1,582
Asia	2,378	1,754	3,317

Total	¥32,881	31,878	34,206

Property, plant and equipment are those assets located in each geographic area.

There was no individually material country with respect to property, plant and equipment outside Japan. Substantially all property, plant and equipment indicated as Americas were located in the United States of America. Substantially all property, plant and equipment indicated as Europe were located in Germany. Property, plant and equipment in Asia were primarily located in Taiwan, Singapore and China.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions

(21) Related Party Transactions

Advantest sells products to and purchases raw materials from Fujitsu Limited, its 11.6% stockholder as of March 31, 2012 and its group companies (collectively, “Fujitsu”). The terms of sales are the same as those with third parties. Advantest purchases raw materials after receiving competitive bids from several suppliers. Advantest also purchases various software products for internal use, information system related services, research and development materials and services from Fujitsu. Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2010	2011	2012
Sales of products	¥2,085	2,461	1,847
Purchases of raw materials	4,065	4,622	6,155
Receivables	826	696	459
Payables	2,372	2,717	2,653
Purchases of software, hardware and others	199	442	95
Research and development expenses, computer rentals, maintenance and other expenses	1,056	1,779	1,976

Advantest is holding approximately 35% of common stock of e-Shuttle, Inc., a subsidiary of Fujitsu, since the initial investment, which is accounted for by equity method of accounting.

Per Share Data	12 Months Ended
Mar. 31, 2012
Per Share Data

(22) Per Share Data

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2010	2011	2012
Numerator:
Net income (loss)	¥(11,454)	3,163	(2,195)

Denominator:
Basic weighted average shares of common stock outstanding	178,722,505	175,481,854	173,271,717
Dilutive effect of exercise of stock options	—	13,604	—

Diluted weighted average shares of common stock outstanding	178,722,505	175,495,458	173,271,717

Basic net income (loss) per share	¥(64.09)	18.03	(12.67)
Diluted net income (loss) per share	(64.09)	18.03	(12.67)

At March 31, 2010, 2011 and 2012, Advantest had outstanding stock options into 3,060,000, 1,610,000 and 4,888,206 shares of common stock, respectively, which were anti-dilutive and excluded from the calculation of diluted net income per share but could potentially dilute net income per share in future periods.

Concentrations of credit risk	12 Months Ended
Mar. 31, 2012
Concentrations of credit risk

(23) Concentrations of credit risk

Advantest is exposed to credit risk in the event of default by financial institutions to cash and cash equivalents, but such risk is considered mitigated by the high credit rating of the financial institutions.

At March 31, 2011 and 2012, Advantest had two foreign semiconductor customers with significant receivables. Receivables from these customers accounted for 36% and 32% of consolidated trade receivables at March 31, 2011 and 2012, respectively. Although Advantest does not expect that these customers will fail to meet their obligations, Advantest is potentially exposed to concentrations of credit risk if these customers failed to perform according to the terms of the contracts.

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities

(24) Commitments and Contingent Liabilities

Advantest is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Advantest’s consolidated financial position, results of operations, or cash flows.

Advantest entered into a contract to purchase land in Cheonan City, Korea for a new plant in the amount of ¥1,362 million on March 30, 2012 and paid the full amount on April 23, 2012. In addition, outstanding commitments for the purchase of property, plant and equipment totaled ¥78 million and for the purchase of parts and raw materials totaled ¥2,330 million at March 31, 2012.

Advantest maintains a commitment line agreement with a number of banks and pays commitment fees as consideration in order to secure a financing source for business operations. The commitment agreement term ends in March 2015, and the unused availability under this agreement as of March 31, 2012 amounted to ¥10,000 million.

Description of Business and Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Mar. 31, 2012
Description of Business

(a) Description of Business

The Company and its consolidated subsidiaries (collectively, “Advantest”) manufacture and sell semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products.

Description of the business by segment is as follows:

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC (“System-on-a-Chip”) semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Principles of Consolidation

(b) Principles of Consolidation

Advantest’s consolidated financial statements include financial statements of the Company and its subsidiaries, all of which are wholly-owned. Investment in an affiliated company over which Advantest has the ability to exercise significant influence, but does not hold a controlling financial interest, is accounted for by the equity method. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash Equivalents

(c) Cash Equivalents

Cash equivalents consist of deposits and certificates of deposit with an original maturity of three months or less from the date of purchase. Advantest considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Short-term investments

(d) Short-term investments

Short-term investments consist of time deposit with fixed maturities greater than three months and Japanese money trusts with fixed maturities of three months, which are carried at cost, based on the characteristics of its fixed maturities, fixed interest rates, restriction of early redemption and non negotiability. The Japanese money trusts amounted to ¥12,000 million at March 31, 2011. There is no balance for the Japanese money trusts at March 31, 2012.

Allowance for Doubtful Accounts

(e) Allowance for Doubtful Accounts

Advantest recognizes an allowance for doubtful accounts to ensure that trade receivables are not overstated due to uncollectability, which represents Advantest’s best estimate of the amount of probable credit losses in Advantest’s existing trade receivables. An allowance for doubtful accounts is provided at an amount calculated based on historical write off experience and a specific allowance for estimated amounts considered to be uncollectable after reviewing individual factors such as the customer’s current financial position, significant changes in the semiconductor industry, other information that is publicly available and the customer’s credit worthiness.

Inventories	(f) Inventories Inventories are stated at the lower of cost or market. Cost is determined using the average cost method.
Investment Securities

(g) Investment Securities

Investment securities consist of debt securities, marketable and non-marketable equity securities. Fair value is determined based on quoted market prices, projected discounted cash flow or other valuation techniques as appropriate.

Debt and Marketable Equity Securities

Advantest classifies its debt and marketable equity securities as available-for-sale.

Available-for-sale securities are recorded at fair value. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a component of accumulated other comprehensive income (loss) until realized. A decline in the fair value of any available-for-sale security below cost that is deemed to be other than temporary results in an impairment loss. The impairment loss is charged to earnings and a new cost basis for the security is established. Dividend and interest income are recognized when earned.

On a periodic basis, Advantest evaluates the available-for-sale securities for possible impairment. Factors considered in assessing whether an indication of other than temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at the date of evaluation compared to the acquisition date, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors. Advantest generally has the intention and ability to retain available-for-sale securities which it determines that their impairment is not other than temporary for a period of time sufficient to allow for any anticipated recovery in market value. The impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income (loss) into earnings is determined by the average cost method.

Non-marketable Equity Securities

Non-marketable equity securities are carried at cost. On a periodic basis, Advantest evaluates these investments for possible impairment. Non-marketable equity securities that have impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, is other than temporary. If the impairment is other than temporary, Advantest recognizes an impairment loss to reduce the carrying amount to the fair value and a new cost basis for the security is established.

Derivative Financial Instruments

(h) Derivative Financial Instruments

All derivative instruments in the consolidated balance sheets are stated at fair value. The accounting for changes in the fair value (that are, gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, if so, the purpose for holding the instrument. If certain conditions are met, entities may elect to designate a derivative instrument as a hedge of exposures to changes in fair values, cash flows, or foreign currencies.

If the hedged exposure is a fair value exposure, the gain or loss on the derivative instrument is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. If the hedged exposure is a cash flow exposure, the effective portion of the gain or loss on the derivative instrument is reported initially as a component of other comprehensive income (loss) and subsequently reclassified into earnings when the forecasted transaction affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of the gain or loss are reported in earnings immediately. If the derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the period of change.

Property, Plant and Equipment

(i) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

On April 1, 2011, the Company and its domestic subsidiaries elected to change the method of depreciating fixed assets from the fixed-percentage-on-declining base application to the straight line method.

The Company analyzed the sales mixture of memory and non-memory business to evaluate the future production requirements and pattern of benefit from utilizing its fixed assets. Based on this analysis, Advantest management believes that the straight line method of depreciation is preferable as it better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets’ estimated useful lives, in light of product life cycles and current change in product mix to expand non-memory business. In accordance with Accounting Standards Codification (“ASC”) 250, “Accounting Changes and Error corrections”, this change in depreciation method represents a change in accounting estimate effected by a change in accounting principle.

Accordingly, the effects of the change are accounted for prospectively beginning with the period of change and prior period results have not been restated. The change in depreciation method reduced depreciation expense and resulted in decreases in loss before income taxes and equity in earnings of affiliated company and net loss by ¥560 million, respectively, for year ended March 31, 2012. Also basic net income per share and diluted net income per share decreased by ¥3.23, respectively, for year ended March 31, 2012.

The depreciation period for significant assets ranges from 15 years to 50 years for buildings, 4 years to 10 years for machinery and equipment, and 2 years to 5 years for tools, furniture and fixtures.

Goodwill and Intangible Assets

(j) Goodwill and Intangible Assets

Goodwill and intangible assets with indefinite useful lives are not amortized but are tested for impairment at least annually. Intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment.

Business combinations are accounted for using the acquisition method. Advantest allocates the purchase price to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition, including intangible assets that can be identified and named. The purchase price in excess of the fair value of the net assets is recorded as goodwill. Acquisition costs are expensed as incurred.

Intangible assets consist of customer relationships, patented technologies, developed technologies and other intangible assets. Advantest has estimated the weighted average amortization period for the customer relationship, patented technologies and developed technologies to be 8 years, 9 years and 8 years, respectively. The weighted average amortization period for all intangible assets is approximately 8 years.

Impairment of Long-Lived Assets

(k) Impairment of Long-Lived Assets

Advantest reviews impairment of long-lived assets including certain identifiable intangibles with definite useful lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such circumstances, if the carrying value of the asset is less than the estimated undiscounted cash flows expected to be generated by the asset or asset group, Advantest recognizes an impairment loss. The impairment loss recognized is the amount by which the carrying amount of the asset or asset group exceeds the fair value.

Accrued Warranty Expenses

(l) Accrued Warranty Expenses

Advantest’s products are generally subject to warranty, and Advantest provides an allowance for such estimated costs when product revenue is recognized. To provide for future repairs during warranty periods, estimated repair expenses over the warranty period are accrued based on the historical ratio of actual repair expenses to corresponding sales, and any facts and circumstances that occurred.

Accrued Pension and Severance Costs

(m) Accrued Pension and Severance Costs

The Company and certain of its subsidiaries have retirement and severance defined benefit plans covering substantially all of their employees. Prior service benefit and cost, and actuarial gains and losses are recognized in accumulated other comprehensive income (loss) and are amortized using the straight-line method over the average remaining service period of active employees. The funded status, which is the difference between the fair value of plan assets and the projected benefit obligations, of its pension plans is recognized in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The adjustment to accumulated other comprehensive income (loss) represents the unrecognized actuarial loss, and unrecognized prior service cost. These amounts will be subsequently recognized as net periodic benefit cost pursuant to Advantest’s accounting policy for amortizing such amounts.

Revenue Recognition

(n) Revenue Recognition

In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting guidance for revenue recognition under multiple-deliverable arrangements. The guidance modifies the criteria for separating deliverables and allocating consideration in multiple-deliverable arrangements. The allocation of revenue is based on estimated selling price if neither vendor-specific objective evidence nor third-party evidence of selling price is available. The guidance was adopted by the Company and its subsidiaries (collectively, “Advantest”) in the first quarter 2011. The adoption of the guidance did not have a significant impact on its consolidated results of operations and financial condition.

In October 2009, the FASB amended accounting guidance for software revenue recognition. This guidance changes the accounting model for revenue arrangements that include both tangible products and software elements. It provides guidance on how to determine which software, if any, relating to the tangible product would be excluded from the scope of the software revenue guidance. The guidance was adopted by Advantest in the first quarter 2011. The adoption of the guidance did not have a significant impact on its consolidated results of operations and financial condition.

General

Advantest recognizes revenue when there is persuasive evidence of an arrangement, delivery has occurred or the services have been rendered, the sales price is fixed or determinable and collection of the related receivable is reasonably assured.

Sales of Products

Sales of products which require installation are recognized when the related installation is completed and other sales recognition criteria are met since the installation is essential to the functionality of the equipment. When customer acceptance is uncertain, revenue is deferred until customer acceptance has been received. When the final payment is subject to customer acceptance, a portion of revenue for the final payment is deferred until an enforceable claim has become effective.

Sales of products and components which do not require installation service by Advantest is recognized upon shipment if the terms of the sale are free on board (FOB) shipping point or upon delivery if the terms are FOB destination which coincide with the passage of title and risk of loss.

Long-term Service Contracts

Revenue from fixed-price, long-term service contracts is recognized on the straight-line basis over the contract term.

Leasing Income

Revenue from operating leases is primarily recognized on the straight-line basis over the lease term.

Multiple Deliverables

Advantest’s revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as hardware and software products and services, Advantest allocates revenue to each element based on a selling price hierarchy and recognizes revenue when the criteria for revenue recognition have been met for each element. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available.

Shipping and Handling Costs

(o) Shipping and Handling Costs

Shipping and handling costs totaled ¥741 million, ¥929 million and ¥1,409 million for the years ended March 31, 2010, 2011 and 2012, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

Research and Development Expenses	(p) Research and Development Expenses Research and development costs are expensed as incurred.
Advertising Costs	(q) Advertising Costs Advertising costs totaled ¥80 million, ¥104 million and ¥178 million for the years ended March 31, 2010, 2011 and 2012, respectively, and are expensed as incurred.
Stock-Based Compensation

(r) Stock-Based Compensation

Advantest applies the fair-valued-based method of accounting for stock-based compensation and recognizes stock-based compensation expense in the consolidated statements of operations. The cost of employee services received in exchange for an award of equity instruments is measured based on the grant-date fair value of the stock options granted to employees. The cost is recognized on the straight line basis over the period during which an employee is required to provide service in exchange for the award. The Black Scholes pricing model is used to estimate the value of stock options.

Expected dividend yield is determined by the Company’s dividend ratio of the past and other associated factors. Risk free interest rate is determined by Japanese government bond yield for the period corresponding to expected life. Expected volatility is determined by historical volatility and trend of the Company’s share prices, and other associated factors. Expected life is determined by the Company’s option exercise history, post vesting employment termination behavior for similar grants, and other pertinent factors.

Income Taxes

(s) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carryforwards and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Advantest records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized.

Advantest recognizes the financial statement effects of tax positions when it is more likely than not, based on technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon settlement. Advantest recognizes interest and penalty accruals related to unrecognized tax benefits in income taxes in the consolidated statements of operations.

Net Income (Loss) per Share

(t) Net Income (Loss) per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted net income per share is calculated by dividing net income by the sum of the weighted average number of shares plus additional shares that would have been outstanding if potential dilutive shares had been issued for granted stock options.

Foreign Financial Statements

(u) Foreign Financial Statements

The financial statements of foreign operations whose functional currency is a local currency are translated into Japanese Yen. Assets and liabilities are translated at the period-end exchange rates and revenues and expenses are translated at the average exchange rate for the period. Resulting translation adjustments are shown as a component of other comprehensive income (loss).

The financial statements of foreign operations whose functional currency is Japanese Yen are remeasured into Japanese Yen. All exchange gains and losses from remeasurement of monetary assets and liabilities denominated in the local currency are included in other income (expense) for the period in which the remeasurement is made.

Foreign Currency Transactions

(v) Foreign Currency Transactions

Assets and liabilities denominated in foreign currencies at the balance sheet date are translated by using the applicable current rate prevailing at that date. All revenue and expenses associated with foreign currencies are translated by using the rate of exchange prevailing when such transactions occur. Those gains (losses) are included in other income (expense) in the accompanying consolidated statements of operations.

Foreign exchange gains (losses) were ¥1,072 million, (¥508) million and (¥2,319) million for the years ended March 31, 2010, 2011 and 2012, respectively.

Use of Estimates

(w) Use of Estimates

Management of Advantest has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). Significant items subject to such estimates and assumptions include valuation of trade receivables, inventories, goodwill, long-lived assets and deferred tax assets, various accruals such as accrued warranty expenses, and assets and obligations related to employees retirement and severance plans. Actual results could differ from those estimates.

New Accounting Standards

(x) New Accounting Standards

In June 2011, the FASB amended the accounting guidance for the presentation of comprehensive income. This new guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and provides the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued its standard to defer the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in the new standard on the presentation of comprehensive income. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2012. Other than enhanced disclosures, the adoption of the guidance is not expected to have a material impact on its consolidated results of operations and financial condition.

In September 2011, the FASB amended the accounting guidance for testing goodwill for impairment. This new guidance gives entities the option to perform the two-step process only if they first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount and conclude that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2012. Advantest is currently evaluating the effect that this adoption will have on its consolidated results of operations and financial condition but does not expect to have a material impact.

Reclassifications	(y) Reclassifications Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year presentation.

Business Combinations (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of The Total Purchase Price

In addition, as part of the consideration in the acquisition, Advantest assumed the obligation for stock options which had been granted by Verigy to certain directors and employees.

Summary of the total purchase price is as follows.

Yen (Millions)
Cash paid	77,661
Assumed stock options	1,068

Total purchase price	78,729

Summary Of Allocation Of The Purchase Price Based On A Preliminary Estimate Of The Fair Value Of Assets Acquired And Liabilities Assumed

The table below summarizes the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed as follows.

Yen (Millions)
Assets acquired and liabilities assumed
Cash and cash equivalents	20,516
Trade receivable, net	2,104
Inventories	11,013
Property, plant and equipment	3,316
Intangible assets	16,899
Goodwill	35,140
Other assets	20,145
Trade accounts payable	(3,136)
Other liabilities	(27,268)

Net assets acquired	78,729

Purchase Price	78,729

Summary Of Pro Forma Information From Acquisition

The pro forma information does not give effect to any potential revenue enhancements, cost synergies or other operating efficiencies that could result from the acquisition (other than those realized subsequent to the July 4, 2011 acquisition date).

	Yen (Millions)
	Year ended March 31, 2011	Year ended March 31, 2012
Pro forma net sales	146,704	149,916
Pro forma income (loss) before income taxes	(2,599)	(1,862)

Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Trade Receivables

Trade receivables at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
Notes	¥2,021	157
Accounts	20,838	24,445

	22,859	24,602
Less allowance for doubtful accounts	152	483

	¥22,707	24,119

Allowance for Doubtful Accounts (Tables)	12 Months Ended
Mar. 31, 2012
Changes In Allowance For Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥585	246	152
Provision for (reversal of) allowance	(255)	(90)	331
Amounts written off	(84)	(4)	—

Balance at end of year	¥246	152	483

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventories

Inventories at March 31, 2011 and 2012 were composed of the following:

	Yen (Millions)
	2011	2012
Finished goods	¥5,681	8,318
Work in process	12,243	11,303
Raw materials and supplies	5,569	10,215

	¥23,493	29,836

Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Property, Plant And Equipment

Property, plant and equipment at March 31, 2011 and 2012 were composed of the following:

	Yen (Millions)
	2011	2012
Land	¥16,138	14,035
Buildings	28,156	24,383
Machinery and equipment	14,638	20,595
Tools, furniture and fixtures	14,130	14,216
Construction in progress	42	363

	73,104	73,592
Less accumulated depreciation	41,226	39,386

	¥31,878	34,206

Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Components Of Acquired Intangible Assets Excluding Goodwill

The components of intangible assets excluding goodwill at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,338	1,698	¥2,704	1,998
Customer relationships	—	—	2,227	215
Patented technologies	—	—	4,365	389
Developed technologies	—	—	6,238	603
In-process technologies	—	—	1,726	—
Other	54	44	1,690	175

Total	¥2,392	1,742	¥18,950	3,380

Changes In Carrying Amount Of Goodwill

Changes in the carrying amount of goodwill for the year ended March 31, 2012 were as follows:

	Yen (Millions)
	2012
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥645	—	—	645
Acquisition of Verigy	20,844	—	14,296	35,140
Translation adjustments	422	—	289	711

Balance at end of year	21,911	—	14,585	36,496

Investment Securities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses And Fair Value Of Available-For-Sale Securities

The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥4,309	1,455	156	5,608

	Yen (Millions)
	2012
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,422	2,248	191	5,479

Schedule Of Individual Securities Have Been In Continuous Unrealized Loss Position

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012, were as follows:

	Yen (Millions)
	2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥2,019	130	237	26

	Yen (Millions)
	2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥825	178	179	13

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Effect Of Derivative On Other Comprehensive Income (Loss) (Effective Portion)

Amounts of gain (loss) recognized in other comprehensive income (loss) (for the effective portions) and reclassified from accumulated other comprehensive income into cost of sales and operating expenses for the year ended March 31, 2012 were as follows:

	Yen (Millions)
	2012
	Amount of gain (loss) recognized in OCI on derivatives (effective portion)	Location	Gain (loss) reclassified from accumulated OCI into earnings (effective portion)
Foreign exchange contracts	¥(55)	Cost of Sales	¥30
		Operating Expenses	25

Derivatives Not Designated As Hedging Instruments [Member]
Fair Value Of Derivative Contracts

Derivatives not designated as hedging instruments

	Yen (Millions)
	March 31, 2011		March 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥24	Other current assets	21

Liabilities
Foreign exchange contracts	Other current liabilities	¥6	Other current liabilities	0

Effect Of Derivative Instrument On Consolidated Statements Of Operations

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2010	2011	2012
Foreign exchange contracts	Other income (expense)	¥361	223	630

Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2012
Carrying Amounts And Estimated Fair Values Of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest’s financial instruments at March 31, 2011 and 2012. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥5,608	5,608	¥5,479	5,479
Foreign exchange contracts	24	24	21	21
Financial liabilities:
Foreign exchange contracts	6	6	0	0

Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis By Level

As of March 31, 2011 and 2012, carrying amount of assets and liabilities that were measured at fair value on a recurring basis by level was as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,608	5,608	—	—
Foreign exchange contracts	24	—	24	—

Total assets measured at fair value	5,632	5,608	24	—

Liabilities
Foreign exchange contracts	6	—	6	—

Total liabilities measured at fair value	¥6	—	6	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,479	5,479	—	—
Foreign exchange contracts	21	—	21	—

Total assets measured at fair value	5,500	5,479	21	—

Liabilities
Foreign exchange contracts	0	—	0	—

Total liabilities measured at fair value	¥0	—	0	—

Changes In Level 3 Financial Assets And Liabilities Measured On A Recurring Basis

Changes in the Level 3 assets and liabilities measured on a recurring basis for the years ended March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011
	Debt Securities	Total

Balance at beginning of year	¥411	411
Translation adjustments	(43)	(43)
Transfers out of Level 3	(368)	(368)

Balance at end of year	¥—	—

	Yen (Millions)
	2012
	Debt Securities	Total
Balance at beginning of year	¥—	—
Acquisition of Verigy	1,685	1,685
Sales	(1,649)	(1,649)
Translation adjustments	(36)	(36)

Balance at end of year	¥—	—

Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis By Level

As of March 31, 2011 and 2012, carrying amount of assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2011 and 2012, was as follows:

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2011
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	¥12	—	—	12	(86)

Total gains (losses) for assets held as of March 31, 2011					(86)

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2012
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	400	—	400	0	(995)
Assets held for sale	1,471	—	—	1,471	(920)

Total assets measured at fair value	1,871	—	400	1,471

Total gains (losses) for assets held as of March 31, 2012					(1,915)

Leases-Lessor (Tables)	12 Months Ended
Mar. 31, 2012
Gross Amount of Machinery and Equipment and the Related accumulated Depreciation Under Operating Leases

The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
Machinery and equipment	¥6,577	8,406
Less accumulated depreciation	4,640	4,841

	¥1,937	3,565

Future Minimum Lease Income Under Noncancelable Operating Leases

Future minimum lease income under noncancelable operating leases as of March 31, 2012 is as follows:

Year ending March 31	Yen (Millions)
2013	¥1,880
2014	1,049
2015	482
2016	312
2017	79
Thereafter	19

Total minimum lease income	¥3,821

Leases-Lessee (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Future Minimum Lease Payments

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2012 are as follows:

Year ending March 31	Yen (Millions)
2013	¥775
2014	550
2015	460
2016	430
2017	88
Thereafter	19

2,322
Less sublease income to be received in the future under noncancelable subleases	749

Net minimum lease payments	¥1,573

Short term debt (Tables)	12 Months Ended
Mar. 31, 2012
Short Term Debt	Short term debt at March 31, 2011 and 2012 are as follows:

	Yen (Millions)
	2011	2012
Unsecured borrowing, with weighted average annual interest 0.38%	¥—	25,000

	¥—	25,000

Bonds Interest Rates and Maturity Dates	The bonds have interest rates and maturity dates as follows:

Amount	Interest rate	Maturity date
¥10,000 million	0.416% per annum	May 25, 2015
¥15,000 million	0.606% per annum	May 25, 2017

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Components Of Income Before Income Taxes And Equity

The components of income before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2010	2011	2012
Income before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(13,376)	(1,130)	(2,775)
Foreign subsidiaries	3,450	6,681	(667)

	¥(9,926)	5,551	(3,442)

Components Of Provision (Benefit)

	Yen (Millions)
	2010	2011	2012
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥856	813	555
Foreign subsidiaries	818	1,160	1,841
Deferred:
The Company and domestic subsidiaries	(272)	330	(1,513)
Foreign subsidiaries	55	49	(2,123)

	¥1,457	2,352	(1,240)

Reconciliation Of Statutory And Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2010	2011	2012
Statutory rates for expense (benefit)	(40.5)%	40.4%	(40.4)%
Effects on income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rate from the statutory rate in Japan	(2.1)	(16.2)	12.3
Tax credits	5.5	(13.7)	(60.9)
Expenses not deductible for tax purposes	0.8	2.6	4.3
Expiration of stock options	—	11.0	9.5
Undistributed earnings of foreign subsidiaries	(1.1)	3.8	(20.0)
Change in valuation allowance	52.3	13.0	(92.1)
Effect of enacted changes in tax laws and rates on Japanese tax	—	—	149.9
Other, net	(0.2)	1.5	1.4

	14.7%	42.4%	(36.0)%

Schedule Of Deferred Tax Assets And Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2012 were presented below.

	Yen (Millions)
	2011	2012
Deferred tax assets:
Inventories	¥4,356	3,820
Accrued warranty expenses	681	722
Accrued pension and severance costs	5,732	8,426
Accrued expenses	1,557	2,088
Research and development expenses capitalized for tax purposes	2,245	1,807
Operating loss carryforwards	30,352	31,800
Property, plant and equipment	3,054	3,449
Tax credits	3,616	5,873
Other	1,887	1,709

Total gross deferred tax assets	53,480	59,694
Less valuation allowance	(52,082)	(50,188)

Net deferred tax assets	1,398	9,506

Deferred tax liabilities:
Intangible assets	—	(1,615)
Net unrealized gains on marketable securities	(528)	(676)
Undistributed earnings of foreign subsidiaries	(2,567)	(932)
Other	(22)	(57)

Total gross deferred tax liabilities	(3,117)	(3,280)

Net deferred tax assets (liabilities)	¥(1,719)	6,226

Schedule Of Changes In Valuation Allowance

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥48,015	51,289	52,082
Additions	3,274	793	—
Reductions	—	—	1,894

Balance at end of year	¥51,289	52,082	50,188

Unrecognized Tax Benefits

Unrecognized tax benefits for the year ended March 31, 2012 were as follows:

Yen (Millions)
2012
Balance, April 1, 2011	¥—
Acquisition of Verigy	1,671
Increase for tax positions of previous years	148
Increase for current year tax positions	57
Settlements	(47)
Lapse of the applicable statute of limitations	(341)
Translation adjustments	(4)

Balance, March 31, 2012	1,484

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Accumulated Other Comprehensive Income (Loss)

The accumulated balances for each classification of other comprehensive income (loss), net of tax, for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	Foreign currency translation adjustments	Net unrealized gains (losses) on investment securities	Pension related adjustment	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2009	¥(8,893)	56	(5,750)	—	(14,587)

Change during the year	(2,614)	742	1,241	—	(631)
Reclassification adjustments	—	34	325	—	359

	(2,614)	776	1,566	—	(272)

Balance at March 31, 2010	¥(11,507)	832	(4,184)	—	(14,859)

Change during the year	(3,231)	(311)	(401)	—	(3,943)
Reclassification adjustments	—	252	280	—	532

	(3,231)	(59)	(121)	—	(3,411)

Balance at March 31, 2011	¥(14,738)	773	(4,305)	—	(18,270)

Change during the year	864	(216)	(6,565)	(55)	(5,972)
Reclassification adjustments	558	818	237	55	1,668

	1,422	602	(6,328)	—	(4,304)

Balance at March 31, 2012	¥(13,316)	1,375	(10,633)	—	(22,574)

Schedule Of Comprehensive Income (Loss)

The related tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
Year ended March 31, 2010:
Foreign currency translation adjustments	¥(2,614)	—	(2,614)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	1,224	(482)	742
Less reclassification adjustments for net gains (losses) realized in earnings	57	(23)	34

Net unrealized gains (losses)	1,281	(505)	776
Pension related adjustment	1,566	—	1,566
Other comprehensive income (loss)	¥233	(505)	(272)

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(3,231)	—	(3,231)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(540)	229	(311)
Less reclassification adjustments for net gains (losses) realized in earnings	423	(171)	252

Net unrealized gains (losses)	(117)	58	(59)
Pension related adjustment	(121)	—	(121)
Other comprehensive income (loss)	¥(3,469)	58	(3,411)

Year ended March 31, 2012:
Foreign currency translation adjustments	¥1,422	—	1,422
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(509)	293	(216)
Less reclassification adjustments for net gains (losses) realized in earnings	1,267	(449)	818

Net unrealized gains (losses)	758	(156)	602
Pension related adjustment	(7,191)	863	(6,328)
Other comprehensive income (loss)	¥(5,011)	707	(4,304)

Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Stock Option Activity

Stock option activity during the years ended March 31, 2010, 2011 and 2012 was as follows:

	2010		2011		2012
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	3,938,980	¥4,804	3,060,000	¥4,647	1,948,000	¥3,392
Granted	350,000	1,872	308,000	2,089	4,033,046	1,399
Expired	(1,117,980)	4,309	(1,262,000)	5,881	(595,840)	5,302
Forfeited	(111,000)	4,854	(158,000)	5,287	(497,000)	2,396

Outstanding at end of year	3,060,000	4,647	1,948,000	3,392	4,888,206	1,616

Exercisable at end of year	2,722,000	¥4,995	1,640,000	¥3,636	3,585,206	¥1,648

Schedule Of Weighted Average Fair Value Per Share For Stock Options Granted

These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2010	2011	2012
Expected dividend yield	2.6%	1.6%	0.4%
Risk free interest rate	0.5%	0.2%	0.5%
Volatility	45.3%	45.4%	49.3%
Expected life	3.8 years	3.9 years	3.1 years

Schedule Of Outstanding Stock Options

At March 31, 2012, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥620 - ¥1,529	3,255,144	1,298	4.0 years	1,952,144	1,144	3.9 years
¥1,531 - ¥2,748	1,633,062	2,250	1.9 years	1,633,062	2,250	1.9 years

	4,888,206	1,616	3.3 years	3,585,206	1,648	3.0 years

Accrued Pension and Severance Costs (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Information About The Retirement And Severance Plans

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2010	2011	2012
	Japanese plans	Japanese plans	Japanese plans	Non-Japanese plans
Components of net periodic benefit cost:
Service cost	¥1,320	1,362	1,355	227
Interest cost	745	724	748	242
Expected return on plan assets	(280)	(486)	(405)	(237)
Amortization of unrecognized:
Net actuarial (gain) or loss	560	487	511	—
Prior service (benefit) cost	(176)	(176)	(172)	—
Other	—	—	(18)	—

Net periodic benefit cost	¥2,169	1,911	2,019	232

Schedule Of Benefit Obligation, Fair Value Of Plan Assets And Funded Status Of Plan

The following table sets forth the plans’ benefit obligation, fair value of plan assets, funded status at March 31, 2011 and 2012.

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Change in benefit obligation:
Balance at beginning of year	¥33,100	34,285	230
Service cost	1,362	1,355	227
Interest cost	724	748	242
Actuarial (gain) or loss	(417)	2,464	2,349
Plan amendment	—	123	—
Plan participants’ contributions	—	—	66
Benefits paid	(484)	(542)	(80)
Acquisition of Verigy	—	—	7,518
Translation adjustments	—	—	(338)

Balance at end of year	34,285	38,433	10,214

Change in plan assets:
Balance at beginning of year	19,427	20,282	—
Employer contributions	1,606	1,786	131
Plan participants’ contributions	—	—	66
Actual return or (loss) on plan assets	(331)	(1,594)	(278)
Benefits paid	(420)	(479)	(35)
Acquisition of Verigy	—	—	5,051
Translation adjustments	—	—	(299)

Balance at end of year	20,282	19,995	4,636

Funded status	¥(14,003)	(18,438)	(5,578)

Schedule Of Amounts Recognized In The Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Accrued expenses	¥(164)	(183)	(389)
Accrued pension and severance costs	(13,839)	(18,255)	(5,189)

	(14,003)	(18,438)	(5,578)

Schedule Of Pension Related Adjustments (Net Of Tax) Recognized In Accumulated Other Comprehensive Income (Loss)

Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss) at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Actuarial loss	¥(5,185)	(9,405)	(1,979)
Prior service benefit	880	751	—

	(4,305)	(8,654)	(1,979)

Schedule Of Changes In Pension Related Adjustments (Net Of Tax) Recognized In Other Comprehensive Income (Loss)

Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss) for the year ended March 31, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Current year actuarial gain (loss)	¥(401)	(4,463)	(1,979)
Amortization of actuarial gain	369	243	—
Current year prior service benefit	—	(123)	—
Amortization of prior service benefit and other	(89)	(6)	—

	(121)	(4,349)	(1,979)

Schedule Of Estimated Prior Service Cost And Actuarial Loss For The Defined Benefit Pension Plans

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

	Yen (Millions)
	Japanese plans	Non-Japanese plans
Actuarial loss	¥791	¥241
Prior service benefit	(168)	—

	623	241

Schedule Of Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Projected benefit obligation	¥34,285	38,433	10,214
Accumulated benefit obligation	33,454	37,531	8,638
Fair value of plan assets	20,282	19,995	4,636

Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.2%	1.8%	3.7%
Rate of compensation increase	3.0%	3.0%	2.8%

Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2010	2011	2012
	Japanese plans	Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.3%	2.2%	2.2%	4.8%
Expected return on plan assets	1.5%	2.5%	2.0%	6.6%
Rate of compensation increase	3.0%	3.0%	3.0%	2.8%

Schedule Of Weighted-Average Asset Allocation Of Domestic Benefit Plans

Japanese benefit plans’ weighted-average asset allocation at March 31, 2011 and 2012 by asset category were as follows:

	2011	2012	Target
Equity securities	45.3%	39.1%	45.0%
Debt securities	24.9	26.9	30.0
Cash	9.5	5.6	2.0
Life insurance company general accounts	11.7	16.3	10.0
Other	8.6	12.1	13.0

	100.0%	100.0%	100.0%

Non-Japanese benefit plans’ weighted-average asset allocation at March 31, 2012 by asset category were as follows:

	2012	Target
Equity securities	38.4%	34.8%
Debt securities	12.3	14.0
Cash	42.4	47.3
Other	6.9	3.9

	100.0%	100.0%

Schedule Of Changes In The Level 3 Plan Assets

Changes in the Level 3 plan assets for the year ended March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011
	Hedge funds	Total
Balance at beginning of year	¥2,132	2,132
Net realized / unrealized gain (loss)	97	97
Purchases, issuances and settlements	(796)	(796)
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,433	1,433

	Yen (Millions)
	2012
	Hedge funds	Total
Balance at beginning of year	¥1,433	1,433
Net realized / unrealized gain (loss)	(1,572)	(1,572)
Purchases, issuances and settlements	1,276	1,276
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,137	1,137

Schedule Of Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
	Japanese plans	Non-Japanese plans
2013	¥803	59
2014	915	66
2015	934	85
2016	1,019	100
2017	1,136	119
2018 through 2022	8,281	1,251

Japanese Plans [Member]
Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs

Japanese benefit plans’ asset allocation at March 31, 2011 and 2012 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,929	1,929	—	—
Equity securities:
Japanese companies	1,436	1,436	—	—
Pooled funds (a)	7,756	—	7,756	—
Debt securities:
Pooled funds (b)	5,044	—	5,044	—
Hedge funds (c)	1,736	—	303	1,433
Life insurance company general accounts	2,381	—	2,381	—

Total	20,282	3,365	15,484	1,433

(a)	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies. This category included both long and short positions aggregating ¥2,249 million, invested in Japanese listed companies’ equity.
(b)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese municipal bonds, and 5% Japanese corporate bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,110	1,110	—	—
Equity securities:
Japanese companies	1,509	1,509	—	—
Pooled funds (d)	6,319	—	6,319	—
Debt securities:
Pooled funds (e)	5,375	—	5,375	—
Hedge funds (f)	2,415	—	1,278	1,137
Life insurance company general accounts	3,267	—	3,267	—

Total	19,995	2,619	16,239	1,137

(d)	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies’ equity.
(e)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

Non-Japanese Plans [Member]
Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs

Non-Japanese benefit plan asset allocation at March 31, 2012 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (a)	1,967	1,967	—	—
Equity securities:
Pooled funds (b)	1,779	—	1,779	—
Debt securities:
Pooled funds (c)	571	—	571	—
Commodities	319	—	319	—

Total	4,636	1,967	2,669	—

(a)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(b)	These funds invested in listed equity securities consisting of Foreign equities.
(c)	These funds invested in International bonds.

Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Changes In The Number Of Shares Issued And Treasury Stock

Changes in the number of shares issued and treasury stock during the years ended March 31, 2010, 2011 and 2012 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2009	199,566,770	20,843,298

Purchase of shares	—	2,112
Sale of shares	—	(232)

Number of shares as of March 31, 2010	199,566,770	20,845,178

Purchase of shares	—	5,449,721
Sale of shares	—	(80)

Number of shares as of March 31, 2011	199,566,770	26,294,819

Purchase of shares	—	899
Sale of shares	—	(328)

Number of shares as of March 31, 2012	199,566,770	26,295,390

Accrued Warranty Expenses (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Changes In Accrued Warranty Expenses

Changes in accrued warranty expenses for the years ended March 31, 2010, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥2,811	2,802	1,754
Acquisition of Verigy	—	—	209
Addition	3,364	2,653	3,432
Reduction	(3,372)	(3,693)	(3,269)
Translation adjustments	(1)	(8)	3

Balance at end of year	¥2,802	1,754	2,129

Operating Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Reportable Operating Segment Information

Reportable operating segment information during the years ended March 31, 2010, 2011 and 2012 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2010:
Net sales to unaffiliated customers	¥30,168	11,219	11,838	—	53,225
Inter-segment sales	2,404	18	—	(2,422)	—

Net sales	32,572	11,237	11,838	(2,422)	53,225
Depreciation and amortization	1,364	470	1,977	503	4,314
Operating income (loss) before stock option compensation expenses	(7,042)	(1,897)	2,175	(4,732)	(11,496)
Adjustment:
Stock based compensation expense					143

Operating income (loss)					(11,639)

Expenditures for additions to long- lived assets	942	396	1,856	231	3,425
Total assets	38,782	10,478	11,474	127,929	188,663

As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income (loss)					6,111

Expenditures for additions to long- lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

As of and for the year ended March 31, 2012:
Net sales to unaffiliated customers	¥101,831	20,410	18,807	—	141,048
Inter-segment sales	3,777	206	—	(3,983)	—

Net sales	105,608	20,616	18,807	(3,983)	141,048
Depreciation and amortization	2,658	627	3,070	483	6,838
Operating income (loss) before stock option compensation expenses	9,845	(1,324)	1,614	(8,715)	1,420
Adjustment:
Stock based compensation expense					583

Operating income (loss)					837

Expenditures for additions to long- lived assets	2,398	750	3,492	344	6,984
Total assets	93,603	12,789	30,713	82,121	219,226

Schedule Of Net Sales To Unaffiliated Customers

Net sales to unaffiliated customers for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Japan	11,976	22,398	16,095
Americas	4,930	9,278	29,742
Europe	2,137	2,252	7,015
Asia	34,182	65,706	88,196

Total	53,225	99,634	141,048

Schedule Of Long-Lived Assets

Property, plant and equipment as of March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Japan	¥29,750	29,280	28,234
Americas	214	281	1,073
Europe	539	563	1,582
Asia	2,378	1,754	3,317

Total	¥32,881	31,878	34,206

Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Related Party Transactions

Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2010	2011	2012
Sales of products	¥2,085	2,461	1,847
Purchases of raw materials	4,065	4,622	6,155
Receivables	826	696	459
Payables	2,372	2,717	2,653
Purchases of software, hardware and others	199	442	95
Research and development expenses, computer rentals, maintenance and other expenses	1,056	1,779	1,976

Per Share Data (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Computation Of Basic And Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2010	2011	2012
Numerator:
Net income (loss)	¥(11,454)	3,163	(2,195)

Denominator:
Basic weighted average shares of common stock outstanding	178,722,505	175,481,854	173,271,717
Dilutive effect of exercise of stock options	—	13,604	—

Diluted weighted average shares of common stock outstanding	178,722,505	175,495,458	173,271,717

Basic net income (loss) per share	¥(64.09)	18.03	(12.67)
Diluted net income (loss) per share	(64.09)	18.03	(12.67)

Description Of Business And Summary Of Significant Accounting Policies And Practices - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Money trusts				¥ 12,000
Change in depreciation expense, effect of loss before income taxes and equity in earnings of affiliated company and net loss	560
Change in depreciation expense, effect of basic net income per share	¥ 3.23
Change in depreciation expense, effect of diluted net income per share	¥ 3.23
Weighted average amortization period for intangible assets, in years	8
Shipping and Handling Costs	1,409	929	741
Advertising costs	178	104	80
Benefits from tax positions likelihood of being realized upon settlement, percentage	50.00%
Foreign exchange gains (losses)	¥ (2,319)	¥ (508)	¥ 1,072
Building [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Minimum depreciation period for assets, in years	15
Maximum depreciation period for assets, in years	50
Machinery And Equipment [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Minimum depreciation period for assets, in years	4
Maximum depreciation period for assets, in years	10
Tools, Furniture And Fixtures [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Minimum depreciation period for assets, in years	2
Maximum depreciation period for assets, in years	5
Customer Relation [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8
Patented Technologies [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	9
Developed Technology Rights [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8

Business Combinations - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Verigy [Member] JPY (¥)	Jul. 04, 2011 Verigy [Member] USD ($)
Business Acquisition [Line Items]
Cash paid per share to acquire outstanding ordinary shares					$ 15
Acquisition-related costs	¥ 1,285	¥ 656
Net sales	141,048	99,634	53,225	27,449
Loss before income taxes	1,420	6,276	(11,496)	5,181
Increase in cost of sales		3,804
Amortization expense		¥ 2,792

Business Combinations (Summary Of The Total Purchase Price) (Detail) (JPY ¥) In Millions, unless otherwise specified	Jul. 04, 2011
Business Combinations [Abstract]
Cash paid	¥ 77,661
Assumed stock options	1,068
Purchase Price	¥ 78,729

Business Combinations (Summary Of Allocation Of The Purchase Price Based On A Preliminary Estimate Of The Fair Value Of Assets Acquired And Liabilities Assumed) (Details) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Jul. 04, 2011
Business Combinations [Abstract]
Cash and cash equivalents	¥ 20,516
Trade receivable, net	2,104
Inventories	11,013
Property, plant and equipment	3,316
Intangible assets	16,899
Goodwill	35,140
Other assets	20,145
Trade accounts payable	(3,136)
Other liabilities	(27,268)
Net assets acquired	78,729
Purchase Price	¥ 78,729

Business Combinations (Summary Of Pro Forma Information From Acquisition) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Business Acquisition [Line Items]
Pro forma net sales	¥ 149,916	¥ 146,704
Pro forma income (loss) before income taxes	¥ (1,862)	¥ (2,599)

Trade Receivables (Schedule Of Trade Receivables) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Trade Receivables [Abstract]
Notes	¥ 157	¥ 2,021
Accounts	24,445	20,838
Trade receivables, gross	24,602	22,859
Less allowance for doubtful accounts	483	152	246	585
Trade receivables, net	¥ 24,119	¥ 22,707

Allowance For Doubtful Accounts (Changes In Allowance For Doubtful Accounts) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	¥ 152	¥ 246	¥ 585
Provision for (reversal of) allowance	331	(90)	(255)
Amounts written off		(4)	(84)
Balance at end of year	¥ 483	¥ 152	¥ 246

Inventories (Schedule Of Inventories) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventories [Abstract]
Finished goods	¥ 8,318	¥ 5,681
Work in process	11,303	12,243
Raw materials and supplies	10,215	5,569
Inventories	¥ 29,836	¥ 23,493

Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, Plant And Equipment [Abstract]
Land	¥ 14,035	¥ 16,138
Buildings	24,383	28,156
Machinery and equipment	20,595	14,638
Tools, furniture and fixtures	14,216	14,130
Construction in progress	363	42
Property, plant and equipment, gross	73,592	73,104
Less accumulated depreciation	39,386	41,226
Property, plant and equipment, net	¥ 34,206	¥ 31,878	¥ 32,881

Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 4,326	¥ 3,977	¥ 4,101

Goodwill And Other Intangible Assets (Components Of Intangible Assets Excluding Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	¥ 18,950	¥ 2,392
Intangible assets subject to amortization, Accumulated amortization	3,380	1,742
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,704	2,338
Intangible assets subject to amortization, Accumulated amortization	1,998	1,698
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,227
Intangible assets subject to amortization, Accumulated amortization	215
Patented Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	4,365
Intangible assets subject to amortization, Accumulated amortization	389
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	6,238
Intangible assets subject to amortization, Accumulated amortization	603
In-process Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	1,726
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	1,690	54
Intangible assets subject to amortization, Accumulated amortization	¥ 175	¥ 44

Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	¥ 2,512	¥ 232	¥ 213
Estimated amortization expense in 2013	2,392
Estimated amortization expense in 2014	2,227
Estimated amortization expense in 2015	2,157
Estimated amortization expense in 2016	1,927
Estimated amortization expense in 2017	1,817
Goodwill	¥ 36,496	¥ 645	¥ 645

Goodwill And Other Intangible Assets (Changes In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	¥ 645	¥ 645
Acquisition of Verigy	35,140
Translation adjustments	711
Balance at end of year	36,496	645
Semiconductor And Component Test System Business [Member]
Goodwill [Line Items]
Balance at beginning of year	645
Acquisition of Verigy	20,844
Translation adjustments	422
Balance at end of year	21,911
Services, Support And Others [Member]
Goodwill [Line Items]
Acquisition of Verigy	14,296
Translation adjustments	289
Balance at end of year	¥ 14,585

Investment Securities (Schedule Of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses And Fair Value Of Available-For-Sale Securities) (Detail) (Equity Securities [Member], JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Acquisition cost	¥ 3,422	¥ 4,309
Gross unrealized gains	2,248	1,455
Gross unrealized losses	191	156
Fair value	¥ 5,479	¥ 5,608

Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investment Securities [Line Items]
Proceeds from sale of available-for-sale securities	¥ 10,717
Gross realized gains on available-for-sale securities	19
Available-For-Sale Securities [Member]
Investment Securities [Line Items]
Other-than-temporarily impairment losses	1,259	426	57
Non-Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporarily impairment losses	995	86	259
Carrying amounts of non-marketable equity securities	450	1,824
Fair value	50	1,812
Non-marketable equity securities with a purchase cost	1,395	98	376
Non-marketable equity securities written down to fair value	¥ 400	¥ 12	¥ 117

Investment Securities (Schedule Of Individual Securities Have Been In Continuous Unrealized Loss Position) (Detail) (Equity Securities [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months	¥ 825	¥ 2,019
Gross unrealized losses, Less than 12 months	178	130
Fair value, 12 months or longer	179	237
Gross unrealized losses, 12 months or longer	¥ 13	¥ 26

Derivative Financial Instruments - Additional Information (Detail) (Derivatives Not Designated As Hedging Instruments [Member], Forward Contracts [Member], JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives Not Designated As Hedging Instruments [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional amounts of outstanding forward contracts for foreign currency purchases	¥ 653	¥ 142
Notional amounts of outstanding forward contracts for foreign currency sales	¥ 280	¥ 466

Derivative Financial Instruments (Fair Value Of Derivative Contracts) (Detail) (Derivatives Not Designated As Hedging Instruments [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets, Foreign exchange contracts	¥ 21	¥ 24
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities, Foreign exchange contracts	¥ 0	¥ 6

Derivative Financial Instruments (Effect Of Derivative On Other Comprehensive Income (Loss) (Effective Portion)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivatives (effective portion)	¥ (55)
Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into earnings (effective portion)	30
Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into earnings (effective portion)	¥ 25

Derivative Financial Instruments (Effect Of Derivative Instruments On Consolidated Statements Of Operations) (Detail) (Derivatives Not Designated As Hedging Instruments [Member], Foreign Exchange Contract [Member], Other Income (Expense) [Member], JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Contract [Member] | Other Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives	¥ 630	¥ 223	¥ 361

Fair Value Measurement (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	¥ 5,479	¥ 5,608
Financial assets, Foreign exchange contracts	21	24
Financial liabilities, Foreign exchange contracts	0	6
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	5,479	5,608
Financial assets, Foreign exchange contracts	21	24
Financial liabilities, Foreign exchange contracts	¥ 0	¥ 6

Fair Value Measurement (Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis By Level) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	¥ 5,479	¥ 5,608
Financial assets, Foreign exchange contracts	21	24
Total assets measured at fair value	5,500	5,632
Financial liabilities, Foreign exchange contracts	0	6
Total liabilities measured at fair value	0	6
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	5,479	5,608
Total assets measured at fair value	5,479	5,608
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, Foreign exchange contracts	21	24
Total assets measured at fair value	21	24
Financial liabilities, Foreign exchange contracts	0	6
Total liabilities measured at fair value	¥ 0	¥ 6

Fair Value Measurement (Changes In Level 3 Financial Assets And Liabilities Measured On A Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010	Mar. 31, 2012 Significant Unobservable Inputs (Level 3) [Member]	Mar. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Mar. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] Debt Securities [Member]	Mar. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 1,433	¥ 2,132		¥ 411		¥ 411
Acquisition of Verigy			1,685		1,685
Sales			(1,649)		(1,649)
Translation adjustments	711		(36)	(43)	(36)	(43)
Transfers out of Level 3				(368)		(368)
Balance at end of year	¥ 1,137	¥ 2,132

Fair Value Measurement (Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis By Level) (Detail) (Fair Value Measurement On Nonrecurring Basis [Member], JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Non-marketable equity securities	¥ 400	¥ 12
Assets held for sale	1,471
Total assets measured at fair value	1,871
Total gains (losses)	(1,915)
Non-Marketable Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(995)	(86)
Assets Held-For-Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(920)	(86)
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Non-marketable equity securities	400
Total assets measured at fair value	400
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Non-marketable equity securities	0	12
Assets held for sale	1,471
Total assets measured at fair value	¥ 1,471

Fair Value Measurement - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Fair Value Measurement [Line Items]
Impairment loss	¥ 920

Leases-Lessor - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012 Year
Leases Disclosure [Line Items]
Operating lease term, minimum, years	1
Operating lease term, maximum, years	5

Leases-Lessor (Gross Amount Of Machinery And Equipment And The Related Accumulated Depreciation Under Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Leases-Lessor [Abstract]
Machinery and equipment	¥ 8,406	¥ 6,577
Less accumulated depreciation	4,841	4,640
Machinery and equipment under operating leases, net	¥ 3,565	¥ 1,937

Leases-Lessor (Future Minimum Lease Income Under Noncancelable Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases-Lessor [Abstract]
2013	¥ 1,880
2014	1,049
2015	482
2016	312
2017	79
Thereafter	19
Total minimum lease income	¥ 3,821

Leases-Lessee - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Rent expense	¥ 1,565	¥ 1,122	¥ 1,227

Leases-Lessee (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Leases-Lessee [Abstract]
2013	$ 775
2014	550
2015	460
2016	430
2017	88
Thereafter	19
Total minimum lease payments	2,322
Less sublease income to be received in the future under noncancelable subleases	749
Net minimum lease payments	$ 1,573

Short Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Short-term Debt [Line Items]
Short term debt	¥ 25,000
Unsecured Borrowings [Member]
Short-term Debt [Line Items]
Short term debt	¥ 25,000

Short Term Debt (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Weighted average annual interest	0.38%	0.38%

Short Term Debt - Additional Information (Detail) (Subsequent Event [Member], Unsecured Corporate Bonds [Member], JPY ¥) In Millions, unless otherwise specified	May 25, 2012
Subsequent Event [Member] | Unsecured Corporate Bonds [Member]
Debt issued	¥ 25,000

Bonds Interest Rates and Maturity Dates (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
May 25, 2012
Unsecured Corporate Bonds, Matured in 2015
Debt Instrument [Line Items]
Amount	$ 10,000
Interest rate	0.42%
Maturity date	May 25, 2015
Unsecured Corporate Bonds, Matured in 2017
Debt Instrument [Line Items]
Amount	$ 15,000
Interest rate	0.61%
Maturity date	May 27, 2017

Income Taxes (Components Of Income Before Income Taxes And Equity) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
The Company and domestic subsidiaries	¥ (2,775)	¥ (1,130)	¥ (13,376)
Foreign subsidiaries	(667)	6,681	3,450
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	¥ (3,442)	¥ 5,551	¥ (9,926)

Income Taxes (Components Of Provision (Benefit)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Current Provision (benefit), The Company and domestic subsidiaries	¥ 555	¥ 813	¥ 856
Current Provision (benefit), Foreign subsidiaries	1,841	1,160	818
Deferred Provision (benefit), The Company and domestic subsidiaries	(1,513)	330	(272)
Deferred Provision (benefit), Foreign subsidiaries	(2,123)	49	55
Total Provision (benefit) for income taxes	¥ (1,240)	¥ 2,352	¥ 1,457

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Contingency [Line Items]
Statutory income tax rate	(40.40%)	40.40%	(40.50%)
Net decrease in deferred tax assets	¥ 5,160
Unrecognized deferred tax liabilities	6,712
Deferred tax liability, undistributed earnings	1,134
Deferred tax assets	7,337	354
Deferred tax liabilities	1,111	2,073
Net operating loss carry forwards	106,566
Net operating loss carryforwards utilized	25	554	2,421
Unrecognized tax benefits that would reduce the effective tax rate, if recognized	1,484
Period in which changes to unrecognized tax benefits is not expected, months	12
Japan [Member]
Income Tax Contingency [Line Items]
Open tax years	April 1, 2007
Taiwan [Member]
Income Tax Contingency [Line Items]
Open tax years	2010
United States [Member]
Income Tax Contingency [Line Items]
Open tax years	2006
First Amendment [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate	37.80%
Effective income tax amended rate start date	Apr 1, 2012
Second Amendment [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate	35.40%
Effective income tax amended rate start date	Apr 1, 2015
Singapore [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate	17.00%
Japanese Plans
Income Tax Contingency [Line Items]
Net operating loss carry forwards	78,354
Japanese Plans | Minimum [Member]
Income Tax Contingency [Line Items]
Expiration of Operating loss	2015
Japanese Plans | Maximum [Member]
Income Tax Contingency [Line Items]
Expiration of Operating loss	2021
Net Operating Losses With No Expiration Dates [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards	24,300
Net Operating Losses With Expiration Dates [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards	¥ 3,912
Net Operating Losses With Expiration Dates [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Expiration of Operating loss	2011
Net Operating Losses With Expiration Dates [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Expiration of Operating loss	2012

Income Taxes (Reconciliation Of Statutory And Effective Income Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Statutory rates for expense (benefit)	(40.40%)	40.40%	(40.50%)
Earnings of foreign subsidiaries taxed at different rate from the statutory rate in Japan	12.30%	(16.20%)	(2.10%)
Tax credits	(60.90%)	(13.70%)	5.50%
Expenses not deductible for tax purposes	4.30%	2.60%	0.80%
Expiration of stock options	9.50%	11.00%
Undistributed earnings of foreign subsidiaries	(20.00%)	3.80%	(1.10%)
Change in valuation allowance	(92.10%)	13.00%	52.30%
Effect of enacted changes in tax laws and rates on Japanese tax	149.90%
Other, net	1.40%	1.50%	(0.20%)
Total Income tax rate	(36.00%)	42.40%	14.70%

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Deferred tax assets, Inventories	¥ 3,820	¥ 4,356
Deferred tax assets, Accrued warranty expenses	722	681
Deferred tax assets, Accrued pension and severance costs	8,426	5,732
Deferred tax assets, Accrued expenses	2,088	1,557
Deferred tax assets, Research and development expenses capitalized for tax purposes	1,807	2,245
Deferred tax assets, Operating loss carryforwards	31,800	30,352
Deferred tax assets, Property, plant and equipment and intangible assets	3,449	3,054
Deferred tax assets, Tax credits	5,873	3,616
Deferred tax assets, Other	1,709	1,887
Total gross deferred tax assets	59,694	53,480
Less valuation allowance	(50,188)	(52,082)
Net deferred tax assets	9,506	1,398
Deferred tax liabilities, Intangible assets	(1,615)
Deferred tax liabilities, Net unrealized gains on marketable securities	(676)	(528)
Deferred tax liabilities, Undistributed earnings of foreign subsidiaries	(932)	(2,567)
Deferred tax liabilities, Other	(57)	(22)
Total gross deferred tax liabilities	(3,280)	(3,117)
Net deferred tax assets (liabilities)	¥ 6,226	¥ (1,719)

Income Taxes (Schedule Of Changes In Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	¥ 52,082	¥ 51,289	¥ 48,015
Additions		793	3,274
Reductions	1,894
Balance at end of year	¥ 50,188	¥ 52,082	¥ 51,289

Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Income Tax Contingency [Line Items]
Acquisition of Verigy	¥ 1,671
Increase for tax positions of previous years	148
Increase for current year tax positions	57
Settlements	(47)
Lapse of the applicable statute of limitations	(341)
Translation adjustments	(4)
Balance, March 31, 2012	¥ 1,484

Other Comprehensive Income (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Beginning Balance	¥ (14,738)	¥ (11,507)	¥ (8,893)
Foreign currency translation adjustments, Change during the year	864	(3,231)	(2,614)
Foreign currency translation adjustments, Reclassification adjustments	558
Foreign currency translation adjustments	1,422	(3,231)	(2,614)
Foreign currency translation adjustments, Ending Balance	(13,316)	(14,738)	(11,507)
Net unrealized gains (losses) on securities, Beginning Balance	773	832	56
Net unrealized gains (losses) on securities, Change during the year	(216)	(311)	742
Net unrealized gains (losses) on securities, Reclassification adjustments for realized portion	818	252	34
Net unrealized gains (losses) arising during the year	602	(59)	776
Net unrealized gains (losses) on securities, Ending Balance	1,375	773	832
Pension related adjustment, Beginning Balance	(4,305)	(4,184)	(5,750)
Pension related adjustment, Change during the year	(6,565)	(401)	1,241
Pension related adjustment, Reclassification adjustments for realized portion	237	280	325
Pension related adjustment	(6,328)	(121)	1,566
Pension related adjustment, Closing Balance	(10,633)	(4,305)	(4,184)
Net unrealized gains (losses) on derivative instruments, Beginning Balance
Net unrealized gains (losses) on derivative instruments, Change during the year	(55)
Net unrealized gains (losses) on derivative instruments, Reclassification adjustments	55
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses) on derivative instruments, Ending Balance
Accumulated other comprehensive income (loss), net of tax, Beginning Balance	(18,270)	(14,859)	(14,587)
Accumulated other comprehensive income (loss), Change during the year	(5,972)	(3,943)	(631)
Accumulated other comprehensive income (loss), Reclassification adjustments for realized portion	1,668	532	359
Total other comprehensive income (loss)	(4,304)	(3,411)	(272)
Accumulated other comprehensive income (loss), net of tax, Ending Balance	¥ (22,574)	¥ (18,270)	¥ (14,859)

Other Comprehensive Income (Schedule Of Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Before-tax amount	¥ 1,422	¥ (3,231)	¥ (2,614)
Net unrealized gains (losses) arising during the year, Before-tax amount	(509)	(540)	1,224
Less reclassification adjustments for net gains (losses) realized in earnings, Before-tax amount	1,267	423	57
Net unrealized gains (losses), Before-tax amount	758	(117)	1,281
Pension related adjustment, Before-tax amount	(7,191)	(121)	1,566
Other comprehensive income (loss), Before-tax amount	(5,011)	(3,469)	233
Net unrealized gains (losses) arising during the year, Tax (expense) or benefit	293	229	(482)
Less reclassification adjustments for net gains (losses) realized in earnings, Tax (expense) or benefit	(449)	(171)	(23)
Net unrealized gains (losses), Tax (expense) or benefit	(156)	58	(505)
Pension related adjustment, Tax (expense) or benefit	863
Other comprehensive income (loss), Tax (expense) or benefit	707	58	(505)
Foreign currency translation adjustments, Net-of-tax amount	1,422	(3,231)	(2,614)
Net unrealized gains (losses) arising during the year, Net-of-tax amount	(216)	(311)	742
Less reclassification adjustments for net gains (losses) realized in earnings, Net-of-tax amount	818	252	34
Net unrealized gains (losses), Net-of-tax amount	602	(59)	776
Pension related adjustment, Net-of-tax amount	(6,328)	(121)	1,566
Total other comprehensive income (loss)	¥ (4,304)	¥ (3,411)	¥ (272)

Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of times the average price of common shares of the preceding month on the date of grant	1.05
Stock options, exercise period, years	4
Number of types of stock options granted with varying exercise prices and exercise periods to the directors and employees under a stock option plan approved by the Board of Directors	89
Stock options granted	4,033,046	308,000	350,000
Exercise price of options granted	¥ 1,399	¥ 2,089	¥ 1,872
Stock based compensation expense	¥ 583	¥ 165	¥ 143
Tax related benefit	153	61	53
Deferred tax assets	328	610
Weighted average fair value per share for stock options granted	¥ 448	¥ 535	¥ 409
Total fair value of shares vested	1,244	141	251
Options outstanding, aggregate intrinsic value	455
Options exercisable, aggregate intrinsic value	¥ 455
Verigy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	2,387,046
Minimum [Member] | Verigy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options granted	¥ 620
Expiration date of stock options	July 29, 2011
Maximum [Member] | Verigy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options granted	¥ 2,748
Expiration date of stock options	January 31, 2018

Stock-Based Compensation (Schedule Of Stock Option Activity) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Stock-Based Compensation [Abstract]
Number of shares, Outstanding at beginning of year	1,948,000	3,060,000	3,938,980
Number of shares, Granted	4,033,046	308,000	350,000
Number of shares, Expired	(595,840)	(1,262,000)	(1,117,980)
Number of shares, Forfeited	(497,000)	(158,000)	(111,000)
Number of shares, Outstanding at end of year	4,888,206	1,948,000	3,060,000
Number of shares, Exercisable at end of year	3,585,206	1,640,000	2,722,000
Weighted average exercise price, Outstanding at beginning of year	¥ 3,392	¥ 4,647	¥ 4,804
Weighted average exercise price, Granted	¥ 1,399	¥ 2,089	¥ 1,872
Weighted average exercise price, Expired	¥ 5,302	¥ 5,881	¥ 4,309
Weighted average exercise price, Forfeited	¥ 2,396	¥ 5,287	¥ 4,854
Weighted average exercise price, Outstanding at end of year	¥ 1,616	¥ 3,392	¥ 4,647
Weighted average exercise price, Exercisable at end of year	¥ 1,648	¥ 3,636	¥ 4,995

Stock-Based Compensation (Schedule Of Weighted Average Fair Value Per Share For Stock Options Granted) (Detail)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Stock-Based Compensation [Abstract]
Expected dividend yield	0.40%	1.60%	2.60%
Risk free interest rate	0.50%	0.20%	0.50%
Volatility	49.30%	45.40%	45.30%
Expected life, years	3.1	3.9	3.8

Stock-Based Compensation (Schedule Of Outstanding Stock Options) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	4,888,206	1,948,000	3,060,000	3,938,980
Weighted average exercise price, Outstanding	¥ 1,616	¥ 3,392	¥ 4,647	¥ 4,804
Weighted average remaining contractual life, Outstanding, years	3.3
Number of options, Exercisable	3,585,206	1,640,000	2,722,000
Weighted average exercise price, Exercisable	¥ 1,648	¥ 3,636	¥ 4,995
Weighted average remaining contractual life, Exercisable, years	3
620 - 1,529 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 620
Exercise price, upper range limit	¥ 1,529
Number of options, Outstanding	3,255,144
Weighted average exercise price, Outstanding	¥ 1,298
Weighted average remaining contractual life, Outstanding, years	4
Number of options, Exercisable	1,952,144
Weighted average exercise price, Exercisable	¥ 1,144
Weighted average remaining contractual life, Exercisable, years	3.9
1,531 - 2,748 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 1,531
Exercise price, upper range limit	¥ 2,748
Number of options, Outstanding	1,633,062
Weighted average exercise price, Outstanding	¥ 2,250
Weighted average remaining contractual life, Outstanding, years	1.9
Number of options, Exercisable	1,633,062
Weighted average exercise price, Exercisable	¥ 2,250
Weighted average remaining contractual life, Exercisable, years	1.9

Accrued Pension And Severance Costs (Schedule Of Information About The Retirement And Severance Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Service cost	¥ 1,355	¥ 1,362	¥ 1,320
Interest cost	748	724	745
Expected return on plan assets	(405)	(486)	(280)
Amortization of unrecognized, Net actuarial (gain) or loss	511	487	560
Amortization of unrecognized, Prior service (benefit) cost	(172)	(176)	(176)
Other	(18)
Net periodic benefit cost	2,019	1,911	2,169
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Service cost	227
Interest cost	242
Expected return on plan assets	(237)
Net periodic benefit cost	¥ 232

Accrued Pension And Severance Costs (Schedule Of Benefit Obligation, Fair Value Of Plan Assets And Funded Status Of Plan) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	¥ 34,285	¥ 33,100
Change in benefit obligation, Service cost	1,355	1,362	1,320
Change in benefit obligation, Interest cost	748	724	745
Change in benefit obligation, Actuarial (gain) or loss	2,464	(417)
Change in benefit obligation, Plan amendment	123
Change in benefit obligation, Benefits paid	(542)	(484)
Change in benefit obligation, Balance at end of year	38,433	34,285	33,100
Change in plan assets, Balance at beginning of year	20,282	19,427
Change in plan assets, Employer contributions	1,786	1,606
Change in plan assets, Actual return on plan assets	(1,594)	(331)
Change in plan assets, Benefits paid	(479)	(420)
Change in plan assets, Balance at end of year	19,995	20,282	19,427
Funded status	(18,438)	(14,003)
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	230
Change in benefit obligation, Service cost	227
Change in benefit obligation, Interest cost	242
Change in benefit obligation, Actuarial (gain) or loss	2,349
Change in benefit obligation, Plan participants' contributions	66
Change in benefit obligation, Benefits paid	(80)
Change in benefit obligation, Acquisition	7,518
Change in benefit obligation, Foreign currency exchange rate changes	(338)
Change in benefit obligation, Balance at end of year	10,214
Change in plan assets, Employer contributions	131
Change in plan assets, Plan participants' contributions	66
Change in plan assets, Actual return on plan assets	(278)
Change in plan assets, Benefits paid	(35)
Change in plan assets, Acquisition	5,051
Change in plan assets, Foreign currency exchange rate changes	(299)
Change in plan assets, Balance at end of year	4,636
Funded status	¥ (5,578)

Accrued Pension And Severance Costs (Schedule Of Amounts Recognized In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	¥ (183)	¥ (164)
Accrued pension and severance costs	(18,255)	(13,839)
Amounts recognized in the consolidated balance sheets	(18,438)	(14,003)
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	(389)
Accrued pension and severance costs	(5,189)
Amounts recognized in the consolidated balance sheets	¥ (5,578)

Accrued Pension And Severance Costs (Schedule Of Pension Related Adjustments (Net Of Tax) Recognized In Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ (9,405)	¥ (5,185)
Prior service benefit	751	880
Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss)	(8,654)	(4,305)
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	(1,979)
Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss)	¥ (1,979)

Accrued Pension And Severance Costs (Schedule Of Changes In Pension Related Adjustments (Net Of Tax) Recognized In Other Comprehensive Income (Loss)) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accrued Pension And Severance Costs [Abstract]
Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss)	¥ (7,191)	¥ (121)	¥ 1,566
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	(4,463)	(401)
Amortization of actuarial gain	243	369
Current year prior service benefit	(123)
Amortization of prior service benefit and other	(6)	(89)
Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss)	(4,349)	(121)
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	(1,979)
Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss)	¥ (1,979)

Accrued Pension And Severance Costs (Schedule Of Estimated Prior Service Cost And Actuarial Loss For The Defined Benefit Pension Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ 791
Prior service benefit	(168)
Estimated prior service cost and actuarial loss for the defined benefit pension plans	623
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	241
Estimated prior service cost and actuarial loss for the defined benefit pension plans	¥ 241

Accrued Pension And Severance Costs (Schedule Of Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	¥ 38,433	¥ 34,285
Accumulated benefit obligation	37,531	33,454
Fair value of plan assets	19,995	20,282
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	10,214
Accumulated benefit obligation	8,638
Fair value of plan assets	¥ 4,636

Accrued Pension And Severance Costs (Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligations) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.80%	2.20%
Rate of compensation increase	3.00%	3.00%
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Discount rate	3.70%
Rate of compensation increase	2.80%

Accrued Pension And Severance Costs (Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Discount rate	2.20%	2.20%	2.30%
Expected return on plan assets	2.00%	2.50%	1.50%
Rate of compensation increase	3.00%	3.00%	3.00%
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Discount rate	4.80%
Expected return on plan assets	6.60%
Rate of compensation increase	2.80%

Accrued Pension And Severance Costs (Schedule Of Weighted-Average Asset Allocation Of Domestic Benefit Plans) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Equity securities	39.10%	45.30%
Debt securities	26.90%	24.90%
Cash	5.60%	9.50%
Life insurance company general accounts	16.30%	11.70%
Other	12.10%	8.60%
Weighted-average asset allocation of domestic benefit plans	100.00%	100.00%
Target, Equity securities	45.00%
Target, Debt securities	30.00%
Target, Cash	2.00%
Target, Life insurance company general accounts	10.00%
Target, Other	13.00%
Weighted-average asset target allocation of domestic benefit plans	100.00%
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Equity securities	38.40%
Debt securities	12.30%
Cash	42.40%
Other	6.90%
Weighted-average asset allocation of domestic benefit plans	100.00%
Target, Equity securities	34.80%
Target, Debt securities	14.00%
Target, Cash	47.30%
Target, Other	3.90%
Weighted-average asset target allocation of domestic benefit plans	100.00%

Accrued Pension And Severance Costs (Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Japanese Listed Companies [Member]	Mar. 31, 2011 Japanese Listed Companies [Member]	Mar. 31, 2012 Foreign Listed Companies [Member]	Mar. 31, 2011 Foreign Listed Companies [Member]	Mar. 31, 2012 Foreign Government Bonds [Member]	Mar. 31, 2011 Foreign Government Bonds [Member]	Mar. 31, 2012 Japanese Government Bonds [Member]	Mar. 31, 2011 Japanese Government Bonds [Member]	Mar. 31, 2012 Japanese Municipal Bonds [Member]	Mar. 31, 2011 Japanese Municipal Bonds [Member]	Mar. 31, 2012 Japanese Corporate Bonds [Member]	Mar. 31, 2011 Japanese Corporate Bonds [Member]	Mar. 31, 2012 Japanese Plans [Member]	Mar. 31, 2011 Japanese Plans [Member]	Mar. 31, 2010 Japanese Plans [Member]	Mar. 31, 2012 Japanese Plans [Member] Cash and Cash Equivalents [Member]	Mar. 31, 2011 Japanese Plans [Member] Cash and Cash Equivalents [Member]	Mar. 31, 2012 Japanese Plans [Member] Equity Securities Japanese Companies [Member]	Mar. 31, 2011 Japanese Plans [Member] Equity Securities Japanese Companies [Member]	Mar. 31, 2012 Japanese Plans [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Hedge Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Hedge Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Life Insurance Company General Accounts [Member]	Mar. 31, 2011 Japanese Plans [Member] Life Insurance Company General Accounts [Member]	Mar. 31, 2012 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member]	Mar. 31, 2011 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member]	Mar. 31, 2012 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Cash and Cash Equivalents [Member]	Mar. 31, 2011 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Cash and Cash Equivalents [Member]	Mar. 31, 2012 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Equity Securities Japanese Companies [Member]	Mar. 31, 2011 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Equity Securities Japanese Companies [Member]	Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member]	Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member]	Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Hedge Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Hedge Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Life Insurance Company General Accounts [Member]	Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Life Insurance Company General Accounts [Member]	Mar. 31, 2012 Japanese Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Mar. 31, 2011 Japanese Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Mar. 31, 2012 Japanese Plans [Member] Significant Unobservable Inputs (Level 3) [Member] Hedge Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Significant Unobservable Inputs (Level 3) [Member] Hedge Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member]	Mar. 31, 2012 Non-Japanese Plans [Member] Cash and Cash Equivalents [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Commodities Investment [Member]	Mar. 31, 2012 Non-Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member]	Mar. 31, 2012 Non-Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Cash and Cash Equivalents [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member]	Mar. 31, 2012 Non-Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Commodities Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets													¥ 19,995	¥ 20,282	¥ 19,427	¥ 1,110	¥ 1,929	¥ 1,509	¥ 1,436	¥ 6,319	[1]	¥ 7,756	[2]	¥ 5,375	[3]	¥ 5,044	[4]	¥ 2,415	[5]	¥ 1,736	[5]	¥ 3,267	¥ 2,381	¥ 2,619	¥ 3,365	¥ 1,110	¥ 1,929	¥ 1,509	¥ 1,436	¥ 16,239	¥ 15,484	¥ 6,319	[1]	¥ 7,756	[2]	¥ 5,375	[3]	¥ 5,044	[4]	¥ 1,278	[5]	¥ 303	[5]	¥ 3,267	¥ 2,381	¥ 1,137	¥ 1,433	¥ 1,137	[5]	¥ 1,433	[5]	¥ 4,636	¥ 1,967	[6]	¥ 1,779	[7]	¥ 571	[8]	¥ 319	¥ 1,967	¥ 1,967	[6]	¥ 2,669	¥ 1,779	[7]	¥ 571	[8]	¥ 319
Investments in equity securities, percentage	50.00%	60.00%	50.00%	40.00%
Investments in equity securities	¥ 1,070	¥ 2,249
Investments in bonds, percentage					45.00%	45.00%	40.00%	40.00%	5.00%	10.00%	10.00%	5.00%

[1]	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies' equity.
[2]	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies. This category included both long and short positions aggregating ¥2,249 million, invested in Japanese listed companies' equity.
[3]	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
[4]	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese municipal bonds, and 5% Japanese corporate bonds.
[5]	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.
[6]	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
[7]	These funds invested in listed equity securities consisting of Foreign equities.
[8]	These funds invested in International bonds.

Accrued Pension And Severance Costs (Schedule Of Changes In The Level 3 Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,433	¥ 2,132
Net realized / unrealized gain (loss)	(1,572)	97
Purchases, issuances and settlements	1,276	(796)
Transfer in and / or out of Level 3
Balance at end of year	1,137	1,433
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	1,433	2,132
Net realized / unrealized gain (loss)	(1,572)	97
Purchases, issuances and settlements	1,276	(796)
Transfer in and / or out of Level 3
Balance at end of year	¥ 1,137	¥ 1,433

Accrued Pension and Severance Costs - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Japanese Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected contributions during the year ending March 31, 2013	¥ 1,812
Non-Japanese Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected contributions during the year ending March 31, 2013	¥ 13

Accrued Pension And Severance Costs (Schedule Of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
2013	¥ 803
2014	915
2015	934
2016	1,019
2017	1,136
2018 through 2022	8,281
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
2013	59
2014	66
2015	85
2016	100
2017	119
2018 through 2022	¥ 1,251

Stockholders' Equity (Changes In The Number Of Shares Issued And Treasury Stock) (Detail)	Mar. 31, 2012 Total Shares Of Common Stock [Member]	Mar. 31, 2011 Total Shares Of Common Stock [Member]	Mar. 31, 2010 Total Shares Of Common Stock [Member]	Mar. 31, 2009 Total Shares Of Common Stock [Member]	Mar. 31, 2012 Shares Of Treasury Stock [Member]	Mar. 31, 2011 Shares Of Treasury Stock [Member]	Mar. 31, 2010 Shares Of Treasury Stock [Member]
Stockholders Equity [Line Items]
Number of shares, beginning balance	199,566,770	199,566,770	199,566,770	199,566,770	26,294,819	20,845,178	20,843,298
Purchase of shares					899	5,449,721	2,112
Sale of shares					(328)	(80)	(232)
Number of shares, ending balance	199,566,770	199,566,770	199,566,770	199,566,770	26,295,390	26,294,819	20,845,178

Stockholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Class of Stock [Line Items]
Distributions paid by the company to be appropriated as additional paid-in capital or a legal reserve	10.00%
Dividends per share	¥ 10
Dividend proposed	¥ 1,733
Amount available for future payment of dividends	¥ 55,734
Total Shares Of Common Stock [Member]
Class of Stock [Line Items]
Minimum additional paid in capital or a legal reserve in order to satisfy distribution appropriation	25.00%

Accrued Warranty Expenses (Schedule Of Changes In Accrued Warranty Expenses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accrued Warranty Expenses [Abstract]
Balance at beginning of year	¥ 1,754	¥ 2,802	¥ 2,811
Acquisition of Verigy	209
Addition	3,432	2,653	3,364
Reduction	(3,269)	(3,693)	(3,372)
Translation adjustments	3	(8)	(1)
Balance at end of year	¥ 2,129	¥ 1,754	¥ 2,802

Operating Segment and Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Segment	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable operating segments	3
Net sales indicated as Asia	¥ 141,048	¥ 99,634	¥ 53,225
Korea [Member]
Segment Reporting Information [Line Items]
Net sales indicated as Asia	29,687	20,752	10,334
Taiwan [Member]
Segment Reporting Information [Line Items]
Net sales indicated as Asia	27,591	21,835	12,805
China And Others [Member]
Segment Reporting Information [Line Items]
Net sales indicated as Asia	¥ 30,918	¥ 23,119	¥ 11,043
One Customer [Member]
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	29.00%	20.00%	20.00%
Other Customer [Member]
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	12.00%	7.00%	6.00%
Another Customer [Member]
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	2.00%	13.00%	2.00%

Operating Segment And Geographic Information (Schedule Of Reportable Operating Segment Information) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	¥ 141,048	¥ 99,634	¥ 53,225
Net sales	141,048	99,634	53,225
Depreciation and amortization	6,838	4,209	4,314
Operating income (loss) before stock option compensation expenses	1,420	6,276	(11,496)
Stock based compensation expense	583	165	143
Operating income (loss)	837	6,111	(11,639)
Expenditures for additions to long- lived assets	6,984	3,793	3,425
Total assets	219,226	180,312	188,663
Semiconductor And Component Test System Business [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	101,831	67,070	30,168
Inter-segment sales	3,777	2,263	2,404
Net sales	105,608	69,333	32,572
Depreciation and amortization	2,658	1,417	1,364
Operating income (loss) before stock option compensation expenses	9,845	9,857	(7,042)
Expenditures for additions to long- lived assets	2,398	1,350	942
Total assets	93,603	53,570	38,782
Mechatronics System Business [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	20,410	18,398	11,219
Inter-segment sales	206	117	18
Net sales	20,616	18,515	11,237
Depreciation and amortization	627	533	470
Operating income (loss) before stock option compensation expenses	(1,324)	(251)	(1,897)
Expenditures for additions to long- lived assets	750	374	396
Total assets	12,789	11,780	10,478
Services, Support And Others [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	18,807	14,166	11,838
Net sales	18,807	14,166	11,838
Depreciation and amortization	3,070	1,755	1,977
Operating income (loss) before stock option compensation expenses	1,614	2,133	2,175
Expenditures for additions to long- lived assets	3,492	1,733	1,856
Total assets	30,713	9,226	11,474
Elimination And Corporate [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	(3,983)	(2,380)	(2,422)
Net sales	(3,983)	(2,380)	(2,422)
Depreciation and amortization	483	504	503
Operating income (loss) before stock option compensation expenses	(8,715)	(5,463)	(4,732)
Expenditures for additions to long- lived assets	344	336	231
Total assets	¥ 82,121	¥ 105,736	¥ 127,929

Operating Segment And Geographic Information (Schedule Of Net Sales To Unaffiliated Customers) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 141,048	¥ 99,634	¥ 53,225
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	16,095	22,398	11,976
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	29,742	9,278	4,930
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	7,015	2,252	2,137
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 88,196	¥ 65,706	¥ 34,182

Operating Segment And Geographic Information (Schedule Of Long-Lived Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 34,206	¥ 31,878	¥ 32,881
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	28,234	29,280	29,750
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,073	281	214
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,582	563	539
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 3,317	¥ 1,754	¥ 2,378

Related Party Transactions - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Line Items]
Percentage of stockholders	11.60%
Percentage of holding common stock	35.00%

Related Party Transactions (Schedule Of Related Party Transactions) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Related Party Transactions [Abstract]
Sales of products	¥ 1,847	¥ 2,461	¥ 2,085
Purchases of raw materials	6,155	4,622	4,065
Receivables	459	696	826
Payables	2,653	2,717	2,372
Purchases of software, hardware and others	95	442	199
Research and development expenses, computer rentals, maintenance and other expenses	¥ 1,976	¥ 1,779	¥ 1,056

Per Share Data (Schedule Of Computation Of Basic And Diluted Net Income (Loss) Per Share) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Per Share Data [Abstract]
Net income (loss)	¥ (2,195)	¥ 3,163	¥ (11,454)
Basic weighted average shares of common stock outstanding	173,271,717	175,481,854	178,722,505
Dilutive effect of exercise of stock options		13,604
Diluted weighted average shares of common stock outstanding	173,271,717	175,495,458	178,722,505
Basic net income (loss) per share	¥ (12.67)	¥ 18.03	¥ (64.09)
Diluted net income (loss) per share	¥ (12.67)	¥ 18.03	¥ (64.09)

Per Share Data - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Per Share Data [Line Items]
Anti-dilutive outstanding stock options excluded from the calculation of diluted net income per share	4,888,206	1,610,000	3,060,000

Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Concentrations of Credit Risk [Line Items]
Number of customers with significant receivables	2	2
Receivables from customers accounted for consolidated trade receivables, percentage	32.00%	36.00%

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Property Plant and Equipment [Member]	Mar. 31, 2012 Parts and Raw Materials [Member]	Mar. 30, 2012 Korea [Member]
Commitments And Contingent Liabilities [Line Items]
Purchase commitment				¥ 1,362
Commitments outstanding		78	2,330
Commitment agreement, term end	March 2015
Commitment fee for unused availability	¥ 10,000